KEYSTONE STATE TAX FREE FUND -- SERIES II
Keystone California Tax Free Fund
Keystone Missouri Tax Free Fund
PROSPECTUS MARCH 31, 1996
AS SUPPLEMENTED JANUARY 1, 1997

  Keystone State Tax Free Fund -- Series II (formerly named Keystone America State Tax Free Fund -- Series II) (the "FUND") is a mutual fund that currently consists of two separate non-diversified series of shares evidencing interests in different portfolios of securities ("Funds"): the Keystone California Tax Free Fund ("California Fund") and the Keystone Missouri Tax Free Fund ("Missouri Tax Free Fund").

  Each of the Funds seeks the highest possible current income exempt from federal income taxes, while preserving capital. In addition, each Fund also seeks to provide a maximum level of income to its shareholders that is exempt from the personal income taxes of the state for which the Fund is named.

  Each Fund invests principally in municipal obligations exempt from federal income tax and municipal obligations issued by the state for which it is named and its political subdivisions, agencies and instrumentalities. The Missouri Tax Free Fund also seeks to hold securities exempt from Missouri personal property taxes. At least 80% of the municipal securities in the California Fund's portfolio will be insured as to timely payment of both principal and interest. All securities not insured by the issuer will be insured by a qualified municipal bond insurer. Each Fund's net asset value per share will fluctuate in response to changes in the market value of its portfolio securities.

  The Fund currently offers Class A, B and C shares. Information on share classes and their fee and sales charge structures may be found in the "Expense Information," "How to Buy Shares," "Alternative Sales Options," "Contingent Deferred Sales Charge and Waiver of Sales Charges," "Distribution Plans and Agreements" and "FUND Shares."

  This prospectus concisely states information about the FUND and its Funds that you should know before investing. Please read it and retain it for future reference.

KEYSTONE STATE TAX FREE FUND -- SERIES II
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-343-2898

  Additional information about the FUND and its Funds is contained in a statement of additional information dated March 31, 1996, as supplemented, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the FUND and its Funds, write to the address or call the telephone number listed below.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS                                                       Page

Expense Information                                                          2
Financial Highlights                                                         4
The FUND and Its Funds                                                      10
Investment Objectives and Policies                                          10
Investment Restrictions                                                     13
Risk Factors                                                                14
Pricing Shares                                                              17
Dividends and Taxes                                                         17
FUND Management and Expenses                                                19
Distribution Plans and Agreements                                           22
How to Buy Shares                                                           25
Alternative Sales Options                                                   26
Contingent Deferred Sales Charge and
  Waiver of Sales Charges                                                   29
How to Redeem Shares                                                        30
Shareholder Services                                                        31
Performance Data                                                            33
FUND Shares                                                                 34
Additional Information                                                      35
Additional Investment Information                                          (i)
Exhibit A                                                                  A-1
Exhibit B                                                                  B-1

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             EXPENSE INFORMATION

                      KEYSTONE CALIFORNIA TAX FREE FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of the California Fund will bear directly or indirectly. For more complete descriptions of the various cost and expenses, see the following sections of this prospectus: "FUND Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sales Charge and Waiver of Sales Charges"; "Distribution Plans and Agreements"; and "Shareholder Services."

                                                     CLASS A SHARES         CLASS B SHARES            CLASS C SHARES
                                                   FRONT-END LOAD              BACK-END                 LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                         OPTION             LOAD OPTION(1)              OPTION(2)
                                                        ---------              ---------                ---------
Maximum Sales Load Imposed on Purchases ...........    4.75%(3)       None                         None
  (as a percentage of offering price)
Deferred Sales Load ...............................    0.00%(4)       5.00% in the first year      1.00% in the first
  (as a percentage of original purchase price or                      declining to 1.00% in the    year and 0.00%
  redemption proceeds, as applicable)                                 sixth year and 0.00%         thereafter
                                                                      thereafter
Exchange Fee ......................................    None           None                         None
ANNUAL FUND OPERATING EXPENSES(5)
  (after expense reimbursements)
  (as a percentage of average net assets)
Management Fees ...................................    0.55%          0.55%                        0.55%
12b-1 Fees ........................................    0.15%          0.90%(6)                     0.90%(6)
Other Expenses ....................................    0.02%          0.03%                        0.04%
                                                       ----           ----                         ----
Total Fund Operating Expenses .....................    0.72%          1.48%                        1.49%
                                                       ====           ====                         ====
EXAMPLES(7)                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each period:
    Class A ..................................................................     $55           $69         $ 86         $133
    Class B ..................................................................     $65           $77         $101         $147
    Class C ..................................................................     $25           $47         $ 81         $178
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ..................................................................     $55           $69         $ 86         $133
    Class B ..................................................................     $15           $47         $ 81         $147
    Class C ..................................................................     $15           $47         $ 81         $178
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER
OR LESS THAN THOSE SHOWN.

----------
(1) Class B shares purchased after January 1, 1997, convert tax free to Class A  shares after seven years. See "Class B Shares" for more information.
(2) Class C shares are available only through broker-dealers who have entered into special distribution agreements with Evergreen
    Keystone Distributor, Inc., the Funds' principal underwriter.
(3) The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Alternative Sales
    Options."
(4) Purchases of Class A shares made after January 1, 1997, in the amount of $1,000,000 or more are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and "Contingent
    Deferred Sales Charge and Waiver of Sales Charges" sections of this prospectus for an explanation of the charge.
(5) Expense ratios are for the fiscal year ended November 30, 1995 after giving effect to the reimbursement by Keystone Investment
    Management Company ("Keystone") of expenses in accordance with certain voluntary expense limitations. Currently, Keystone has voluntarily limited annual expenses of the Fund's Class A, B and C shares to 0.75%, 1.50% and 1.50% of average net class assets, respectively. Keystone intends to continue the foregoing expense limitations on a calendar month-by-month basis.
    Keystone is under no obligation to maintain these limits. Absent voluntary expense limitations, expense ratios for the
    California Fund's fiscal year ended November 30, 1995 for Class A, B and C shares would have been 1.31%, 2.07% and 2.07%, respectively. Total Fund Operating Expenses for the fiscal year ended November 30, 1995 include indirectly paid expenses.
(6) The Class B and Class C Distribution Plans provide for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B and Class C shares; however, such payments, in connection with certain voluntary expense limitations, are currently limited to 0.90% of the average daily net asset value of each respective class. Long-term shareholders may pay more than the economic equivalent of the maximum front end sales charges permitted by rules adopted by the National Association of
    Securities Dealers, Inc.
(7) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual returns for the Fund may be greater or less than 5%.

                             EXPENSE INFORMATION

                       KEYSTONE MISSOURI TAX FREE FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class of the Missouri Tax Free Fund will bear directly or indirectly. For more complete descriptions of the various cost and expenses, see the following sections of this prospectus: "FUND Management and Expenses"; "How to Buy Shares"; "Alternative Sales Options"; "Contingent Deferred Sales Charge and Waiver of Sales Charges"; "Distribution Plans and Agreements"; and "Shareholder Services."

                                                     CLASS A SHARES         CLASS B SHARES            CLASS C SHARES
                                                        FRONT-END              BACK-END                 LEVEL LOAD
SHAREHOLDER TRANSACTION EXPENSES                       LOAD OPTION          LOAD OPTION(1)              OPTION(2)
                                                        ---------              ---------                ---------
Maximum Sales Load Imposed on Purchases ...........    4.75%(3)       None                         None
  (as a percentage of offering price)
Deferred Sales Load ...............................    0.00%(4)       5.00% in the first year      1.00% in the first
  (as a percentage of original purchase price or                      declining to 1.00% in the    year and 0.00%
  redemption proceeds, as applicable)                                 sixth year and 0.00%         thereafter
                                                                      thereafter
Exchange Fee ......................................    None           None                         None
ANNUAL FUND OPERATING EXPENSES(5)
  (after expense reimbursements)
  (as a percentage of average net assets)
Management Fees ...................................    0.55%          0.55%                        0.55%
12b-1 Fees ........................................    0.15%          0.90%(6)                     0.90%(6)
Other Expenses ....................................    0.02%          0.02%                        0.01%
                                                       ----           ----                         ----
Total Fund Operating Expenses .....................    0.72%          1.47%                        1.46%
                                                       ====           ====                         ====
EXAMPLES(7)                                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                  ------       -------      -------     --------
You would pay the following expenses on a $1,000 investment, assuming
  (1) 5% annual return and (2) redemption at the end of each period:
    Class A ..................................................................     $55           $69         $ 86         $133
    Class B ..................................................................     $65           $76         $100         $146
    Class C ..................................................................     $25           $46         $ 80         $175
You would pay the following expenses on the same investment, assuming no redemption at the end of each period:
    Class A ..................................................................     $55           $69         $ 86         $133
    Class B ..................................................................     $15           $46         $ 80         $146
    Class C ..................................................................     $15           $46         $ 80         $175
AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER
OR LESS THAN THOSE SHOWN.

----------
(1) Class B shares purchased after January 1, 1997, convert tax free to Class A shares after seven years. See "Class B Shares" for more information.
(2) Class C shares are available only through broker-dealers who have entered into special distribution agreements with Evergreen
    Keystone Distributor, Inc., the Funds' principal underwriter.
(3) The sales charge applied to purchases of Class A shares declines as the amount invested increases. See "Alternative Sales
    Options."
(4) Purchases of Class A shares made after January 1, 1997, in the amount of $1,000,000 or more are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge. See the "Class A Shares" and "Contingent
    Deferred Sales Charge and Waiver of Sales Charges" sections of the prospectus for an explanation of the charge.
(5) Expense ratios are for the fiscal year ended November 30, 1995 after giving effect to the reimbursement by Keystone Investment
    Management Company ("Keystone") of expenses in accordance with certain voluntary expense limitations. Currently, Keystone has voluntarily limited annual expenses of the Fund's Class A, B and C shares to 0.75%, 1.50% and 1.50% of average net class assets, respectively. Keystone intends to continue the foregoing expense limitations on a calendar month-by-month basis.
    Keystone is under no obligation to maintain these limits. Absent voluntary expense limitations, expense ratios for the
    Missouri Tax Free Fund's fiscal year ended November 30, 1995 for Class A, B and C shares would have been 1.32%, 2.08% and
    2.07%, respectively. Total Fund Operating Expenses for the fiscal year ended November 30, 1995 included indirectly paid expenses.
(6) The Class B and Class C Distribution Plans provide for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B and Class C shares; however, such payments, in connection with certain voluntary expense limitations, are currently limited to 0.90% of the average daily net asset value of each respective class. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules adopted by the National
    Association of Securities Dealers, Inc.
(7) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual returns for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE CALIFORNIA TAX FREE FUND
                                CLASS A SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the California Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 8.70               $10.00
Income from investment operations:
Net investment income ...............         0.49                 0.44
Net realized and unrealized gain              1.17                (1.30)
  (loss) on investments and
  futures contracts .................
                                            ------               ------
Total from investment operations ....         1.66                (0.86)
                                            ------               ------
Less distributions from:
Net investment income ...............        (0.47)               (0.44)
In excess of net investment income ..        (0.03)               (0.00)
                                            ------               ------
Total distributions .................        (0.50)               (0.44)
                                            ------               ------
NET ASSET VALUE, END OF PERIOD ......       $ 9.86               $ 8.70
                                            ======               ======
TOTAL RETURN (a) ....................       19.63%               (8.78%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ................        0.72%(e)             0.41%(d)
  Net investment income .............        5.37%                5.53%(d)
Portfolio turnover rate .............         119%                 104%
                                            ------               ------
NET ASSETS, END OF PERIOD (THOUSANDS)       $4,555               $3,006
                                            ======               ======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 1.31% and 1.66% (annualized) for the fiscal year ended November 30, 1995 and the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.69%.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE CALIFORNIA TAX FREE FUND
                                CLASS B SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the California Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..         $  8.68            $ 10.00
                                                -------            -------
Income from investment operations:
Net investment income .................            0.44               0.40
Net realized and unrealized gain (loss)
  on investments and
  futures contracts ...................            1.17              (1.28)
                                                -------            -------
Total from investment operations ......            1.61              (0.88)
                                                -------            -------
Less distributions from:
Net investment income .................           (0.44)             (0.40)
In excess of net investment income ....           (0.03)             (0.04)
                                                -------            -------
Total distributions ...................           (0.47)             (0.44)
                                                -------            -------
NET ASSET VALUE, END OF PERIOD ........         $  9.82            $  8.68
                                                =======            =======
TOTAL RETURN (a) ......................          18.95%             (9.00%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ..................           1.48%(e)           1.16%(d)
  Net Investment income ...............           4.57%              4.83%(d)
Portfolio turnover rate ...............            119%               104%
                                                -------            -------
NET ASSETS, END OF PERIOD (THOUSANDS) .         $22,743            $11,415
                                                =======            =======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.36% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.45%.

                             FINANCIAL HIGHLIGHTS

                      KEYSTONE CALIFORNIA TAX FREE FUND
                                CLASS C SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the California Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..         $  8.68            $ 10.00
                                                -------            -------
Income from investment operations:
Net investment income .................            0.43               0.39
Net realized and unrealized gain (loss)
  on investments and
  futures contracts ...................            1.15              (1.29)
                                                -------            -------
Total from investment operations ......            1.58              (0.90)
                                                -------            -------
Less distributions from:
Net investment income .................           (0.43)             (0.39)
In excess of net investment income ....           (0.03)             (0.03)
                                                -------            -------
Total distributions ...................           (0.46)             (0.42)
                                                -------            -------
NET ASSET VALUE, END OF PERIOD ........         $  9.80            $  8.68
                                                =======            =======
TOTAL RETURN (a) ......................          18.69%             (9.08%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ..................           1.49%(e)           1.16%(d)
  Net investment income ...............           4.51%              4.96%(d)
Portfolio turnover rate ...............            119%               104%
                                                -------            -------
NET ASSETS, END OF PERIOD (THOUSANDS) .         $ 1,535            $   624
                                                =======            =======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.38% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.46%.

                             FINANCIAL HIGHLIGHTS

                       KEYSTONE MISSOURI TAX FREE FUND
                                CLASS A SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the Missouri Tax Free Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..          $ 8.72             $10.00
                                                 ------             ------
Income from investment operations:
Net investment income .................            0.50               0.44
Net realized and unrealized gain (loss)
  on investments and
  futures contracts ...................            1.19              (1.28)
                                                 ------             ------
Total from investment operations ......            1.69              (0.84)
                                                 ------             ------
Less distributions from:
Net investment income .................           (0.47)             (0.44)
In excess of net investment income ....           (0.03)              0.00(e)
                                                 ------             ------
Total distributions ...................           (0.50)             (0.44)
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD ........          $ 9.91             $ 8.72
                                                 ======             ======
TOTAL RETURN (a) ......................          19.86%             (8.55%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ..................           0.72%(f)           0.43%(d)
  Net investment income ...............           5.26%              5.38%(d)
Portfolio turnover rate ...............             74%                25%
                                                 ------             ------
NET ASSETS, END OF PERIOD (THOUSANDS) .          $4,848             $3,581
                                                 ======             ======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 1.32% and 1.54% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) Amount represents less than $0.01 per share.
(f) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.69%.

                             FINANCIAL HIGHLIGHTS

                       KEYSTONE MISSOURI TAX FREE FUND
                                CLASS B SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the Missouri Tax Free Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..         $  8.67            $ 10.00
                                                -------            -------
Income from investment operations:
Net investment income .................            0.44               0.40
Net realized and unrealized gain (loss)
  on investments and
  futures contracts ...................            1.15              (1.29)
                                                -------            -------
Total from investment operations ......            1.59              (0.89)
                                                -------            -------
Less distributions from:
Net investment income .................           (0.43)             (0.40)
In excess of net investment income ....           (0.03)             (0.04)
                                                -------            -------
Total distributions ...................           (0.46)             (0.44)
                                                -------            -------
NET ASSET VALUE, END OF PERIOD ........         $  9.80             $ 8.67
                                                =======             ======
TOTAL RETURN (a) ......................          18.79%             (9.06%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ..................           1.47%(e)           1.16%(d)
  Net investment income ...............           4.56%              4.70%(d)
Portfolio turnover rate ...............             74%                25%
                                                -------            -------
NET ASSETS, END OF PERIOD (THOUSANDS) .         $21,231            $12,906
                                                =======            =======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.08% and 2.49% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.44%.

                             FINANCIAL HIGHLIGHTS

                       KEYSTONE MISSOURI TAX FREE FUND
                                CLASS C SHARES

               (For a share outstanding throughout the period)

    The following table contains important financial information relating to the Missouri Tax Free Fund and has been audited by KPMG Peat Marwick LLP, the FUND's independent auditors. The table appears in the FUND's Annual Report and should be read in conjunction with the FUND's financial statements and related notes, which also appear, together with the independent auditors' report, in the FUND's Annual Report. The FUND's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the FUND's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                             FEBRUARY 1, 1994
                                                             (COMMENCEMENT OF
                                             YEAR ENDED       OPERATIONS) TO
                                         NOVEMBER 30, 1995   NOVEMBER 30, 1994
                                         ------------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..          $ 8.66             $10.00
                                                 ------             ------
Income from investment operations:
Net investment income .................            0.43               0.39
Net realized and unrealized gain (loss)
  on investments and
  futures contracts ...................            1.16              (1.29)
                                                 ------             ------
Total from investment operations ......            1.59              (0.90)
                                                 ------             ------
Less distributions from:
Net investment income .................           (0.43)             (0.39)
In excess of net investment income ....           (0.03)             (0.05)
                                                 ------             ------
Total distributions ...................           (0.46)             (0.44)
                                                 ------             ------
NET ASSET VALUE, END OF PERIOD ........          $ 9.79             $ 8.66
                                                 ======             ======
TOTAL RETURN (a) ......................          18.78%             (9.25%)(c)
RATIOS/SUPPLEMENTAL DATA Ratios to average net assets:
  Total expenses (b) ..................           1.46%(e)           1.15%(d)
  Net investment income ...............           4.56%              4.72%(d)
Portfolio turnover rate ...............             74%                25%
                                                 ------             ------
NET ASSETS, END OF PERIOD (THOUSANDS) .          $1,788             $1,045
                                                 ======             ======

(a) Excluding applicable sales charges.
(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.60% (annualized) for the fiscal year ended November 30, 1995 and the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.
(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.
(d) Annualized.
(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.44%.

THE FUND AND ITS FUNDS
  The FUND is an open-end management investment company, commonly known as a mutual fund. The FUND was formed as a Massachusetts business trust on December 15, 1993. The FUND is one of more than thirty funds advised and managed by Keystone Investment Management Company ("Keystone"), the FUND's investment adviser. The FUND currently consists of two separate non-diversified series evidencing interests in different portfolios of securities: the California Fund and Missouri Tax Free Fund. The FUND may offer additional series in the future.

INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES
  Each of the Funds seeks the highest possible current income exempt from federal income taxes, while preserving capital.

  Since each Fund considers preservation of capital as well as the level of tax-exempt income, each Fund may realize less income than a mutual fund willing to expose shareholders' capital to greater risk.

  The investment objectives of each Fund and the requirement that each Fund invest, under ordinary circumstances, at least 80% of its assets in federally tax-exempt municipal obligations that are also exempt from certain taxes in the state for which it is named, as set forth above, are fundamental and may not be changed without the vote of a majority of the affected Fund's outstanding shares, as defined in the Investment Company Act of 1940 ("1940 Act"), which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares (a "1940 Act Majority").

  There can be no assurance that a Fund will achieve its investment objectives since there is uncertainty in every investment.

FUNDS' PRINCIPAL INVESTMENTS
  Under ordinary circumstances, each Fund invests substantially all and at least 80% of its assets in federally tax-exempt obligations, including municipal bonds and notes and municipal tax-exempt commercial paper obligations, that are obligations issued by or on behalf of states, territories and possessions of the United States ("U.S."), the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from federal income taxes, including the alternative minimum tax. Thus it is possible that up to 20% of a Fund's assets could be invested in securities subject to the alternative minimum tax and/or in taxable obligations.

  Municipal bonds include fixed, variable or floating rate general obligation and revenue bonds (including municipal lease obligations, resource recovery bonds and zero coupon bonds). Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Municipal commercial paper obligations are unsecured promisory notes issued by municipalities to meet short-term credit needs.

CALIFORNIA TAX FREE FUND
  Under ordinary circumstances, the California Fund invests at least 80% of its assets in securities, the interest from which is exempt from federal taxes and California state income taxes. The California Fund invests in debt obligations of the State of California and its political subdivisions, agencies, authorities and instrumentalities and debt obligations of other qualifying issuers, such as U.S. territories.

  The California Fund invests only in investment grade municipal obligations -- bonds rated at the date of investment within the four highest grades by Standard & Poor's Corporation ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service ("Moody's") (Aaa, Aa, A and Baa), or by Fitch Investors Service, Inc. -- Municipal Division ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by Keystone. Securities that are in the lowest investment grade (BBB or Baa) may have speculative characteristics.

  As more fully discussed below in the section entitled "Insurance," at least 80% of the municipal securities in the investment portfolio of the California Fund will be insured as to timely payment of both principal and interest. The purpose of insuring these investments is to minimize credit risks associated with defaults in municipal securities owned by the Fund. Such insurance, however, does not insure against market risk and therefore will not guarantee the market value of the securities in the Fund's portfolio upon which the net asset value of the Fund's shares is based.

  For a further discussion of California tax treatment and the factors affecting investment in California municipal obligations, see Exhibit A.

MISSOURI TAX FREE FUND
  Under ordinary circumstances, the Missouri Tax Free Fund invests at least 80% of its assets in securities, the interest from which is exempt from federal taxes, Missouri state income taxes and Missouri personal property taxes. The Missouri Tax Free Fund invests in debt obligations of the State of Missouri and its political subdivisions, agencies, authorities and instrumentalities and debt obligations of other qualifying issuers, such as U.S. territories.

  The Missouri Tax Free Fund invests at least 80% of its assets in investment grade municipal obligations -- bonds rated at the date of investment within the four highest grades by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and
Baa), or by Fitch (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by Keystone. The Fund may seek to maximize return with respect to a portion (not to exceed 20%) of its assets. Such maximum return is ordinarily associated with high yield, high risk municipal bonds in the lower rating categories of the recognized rating agencies or that are unrated ("high yield bonds"). Such high yield, high risk bonds generally involve greater volatility of price and risk of principal and income than bonds in the higher rating categories and are, on balance, considered predominantly speculative. High yield bonds are also commonly known as "junk bonds."

  For a further discussion of Missouri tax treatment and the factors affecting investment in Missouri municipal obligations, see Exhibit A.

MUNICIPAL OBLIGATIONS
  Municipal obligations include debt obligations issued by or on behalf of a political subdivision of the U.S. or any agency or instrumentality thereof to obtain funds for various public purposes. In addition, municipal obligations include certain types of industrial development bonds that have been or may be issued by or on behalf of public authorities to finance privately operated facilities. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. Limited obligation or revenue bonds are payable only from the revenues of a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, such as the user of the facility.

  The Tax Reform Act of 1986 made significant changes in the federal tax status of certain obligations that were previously fully federally tax-exempt. As a result, three categories of such obligations issued after August 7, 1986 now exist: (1) "public purpose" bonds, the income from which remains fully exempt from federal income tax; (2) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Internal Revenue Code (the "Code"), is includable in the calculation of the federal alternative minimum tax; and (3) "private activity" (private purpose) bonds, the income from which is not exempt from federal income tax. A Fund will not invest in private purpose bonds and, except as described under "Other Eligible Investments," will not invest in qualified "private activity" industrial development bonds whose distributions are subject to the alternative minimum tax.

  While a Fund may invest in securities of any maturity, it is currently expected that a Fund will not invest in securities with maturities of more than 30 years or less than 5 years (other than certain money market securities).

OTHER ELIGIBLE INVESTMENTS
  A Fund may invest up to 20% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in the following types of instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade by S&P), PRIME-1 (the highest grade by Moody's) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations that have at least $1 billion in assets as of the date of their most recently published financial statements and are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations (maturing in 13 months or less) that at the date of investment are rated A or better by S&P or Moody's; (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.; (5) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Code, is includable in the calculation of the federal alternative minimum tax; and (6) municipal obligations, the income from which is exempt from federal income tax, but not exempt from income tax in California or income or personal property tax in Missouri. Each Fund may assume a temporary defensive position upon Keystone's determination that market conditions so warrant. If a Fund is investing defensively, it is not pursuing its investment objective.

  Each Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities on a when issued and delayed delivery basis, write covered call and put options and purchase call and put options, including purchasing call and put options to close out existing positions, and may employ new investment techniques with respect to such options. Each Fund may also engage in financial futures contracts and related options transactions for hedging purposes and not for speculation and may employ new investment techniques with respect to such futures contracts and related options. In addition, each Fund may invest in municipal obligations denominated in foreign currencies and may use subsequently developed investment techniques that are related to any of its investment policies. Neither Fund is expected to enter into repurchase agreements in the ordinary course of its business.

  In addition to the options and futures mentioned above, if consistent with its investment objectives, each Fund may also invest in certain other types of "derivative instruments," including structured securities.

  For further information about the types of investments and investment techniques available to the Funds, including the associated risks, see "Additional Investment Information" located at the back of this prospectus and the statement of additional information.

INSURANCE
  At least 80% of the municipal securities in the portfolio of the California Fund will consist of obligations that at all times are fully insured as to the payment of all principal and interest when due ("Insured Securities"). Each Insured Security in the portfolio will be covered by either a "New Issue Insurance Policy," a "Portfolio Insurance Policy" issued by a qualified municipal bond insurer, or a "Secondary Insurance Policy." The insurance does not insure against market risk and therefore does not guarantee the market value of the securities in the California Fund's portfolio. Similarly, because the net asset value of the California Fund's shares is based upon the market value of the securities in the portfolio, such insurance does not cover or guarantee the value of the California Fund's shares.

NEW ISSUE INSURANCE POLICIES
  New Issue Insurance Policies are obtained by the respective issuers of the municipal securities and all premiums respecting such securities have been paid in advance by such issuers. Such policies are noncancellable and will continue in force so long as the municipal securities are outstanding and the respective insurers remain in business. Since New Issue Insurance Policies remain in effect as long as the securities are outstanding, the insurance may have an effect on the resale value of the Insured Securities. Therefore, New Issue Insurance Policies may be considered to represent an element of market value with regard to the Insured Securities, but the exact effect, if any, of this insurance on such market value cannot be estimated. The California Fund will purchase municipal securities subject to New Issue Insurance Policies only if the claims paying ability of the insurer thereof is rated AAA by S&P or Aaa by Moody's.

PORTFOLIO INSURANCE POLICIES
  Portfolio Insurance Policies are obtained by the California Fund from a qualified municipal bond insurer and are effective only so long as the Fund is in existence, the insurer is still in business and meeting its obligations, and the Insured Securities described in the policy are held by the California Fund. Premium rates for each issue of securities covered by the policy are fixed for the life of the California Fund and are periodically adjusted to reflect purchases and sales of covered securities. The premium on the Portfolio Insurance Policy is an item of expense and will be reflected in the California Fund's average annual expenses. Premiums are paid from the California Fund's assets and reduce the current yield on its portfolio by the amount thereof. The insurer cannot cancel coverage already in force with respect to Insured Securities owned by the California Fund and covered by the policy, except for nonpayment of premiums.

SECONDARY INSURANCE POLICIES
  The California Fund may at any time purchase Secondary Insurance on any municipal security held by the Fund. Such insurance coverage will be noncancellable and will ordinarily continue in force so long as the securities so insured are outstanding. Secondary Insurance will likely be purchased by the California Fund if, in the opinion of Keystone, the market value or net proceeds of the sale of a security by the Fund would exceed the current value of such security (without insurance) plus the cost of such insurance. When the California Fund purchases Secondary Insurance, the single premium is added to the cost basis of the security and is not considered an item of expense of the Fund. One of the purposes of such insurance is to enable the securities covered by such insurance to be sold as "AAA" or "Aaa" rated Insured Securities at a market price higher than that which might otherwise be obtainable if the securities were sold without the insurance coverage. Therefore, such insurance may be considered to represent an element of market value of such Insured Securities, although the exact effect, if any, on such market value cannot be estimated. Any difference between the excess of such a security's market value as an Aaa or AAA rated security over its market value without such rating, including the single premium cost thereof, would inure to the California Fund in determining the net capital gain or loss realized by the Fund upon the sale of such Insured Security.

INVESTMENT RESTRICTIONS
  Each Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a 1940 Act Majority of such Fund's outstanding shares. These restrictions and certain other fundamental and non-fundamental restrictions are contained in the statement of additional information. Unless otherwise stated, all references to a Fund's assets are in terms of current market value.

  Generally, each Fund may not:

  (1) purchase any security of any issuer (other than issues of the U.S. government, its agencies or instrumentalities) if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry, and each Fund may invest more than 25% of its assets in industrial development bonds; and

  (2) borrow money or enter into reverse repurchase agreements, except that each Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

  The Funds are non-diversified under the 1940 Act. As non-diversified funds, there is no restriction under the 1940 Act on the percentage of assets that may be invested at any time in the securities of any one issuer. The Funds intend to comply, however, with the Code's diversification requirements and other requirements applicable to "regulated investment companies" to ensure they will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders.

  For this reason, each Fund has adopted the investment restriction set forth below, which may not be changed without the approval of a majority of its outstanding shares. Specifically, a Fund may not purchase a security if more than 25% of the Fund's total assets would be invested in the securities of a single issuer (other than the U.S. government, its agencies and instrumentalities) or, with respect to 50% of the Fund's total assets, if more than 5% of such assets would be invested in the securities of a single issuer (other than the U.S. government, its agencies and instrumentalities).

RISK FACTORS

GENERAL
  Like any investment, your investment in a Fund involves an element of risk. Before you invest in a Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

  Certain risks related to the Funds are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information."

  By itself, a Fund does not constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal or marketability. Shares of a Fund would not be suitable for tax-exempt institutions and may not be suitable for certain retirement plans that are unable to benefit from the Fund's federally tax-exempt dividends. In addition, the Funds may not be appropriate investments for entities that are "substantial users" of facilities financed by industrial development bonds or related persons thereof.

  To the extent the Funds are not fully diversified, they may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Funds were more broadly diversified.

  Should the FUND need to raise cash to meet a large number of redemptions it might have to sell portfolio securities at a time when it would be disadvantageous to do so.

  In addition, the market value of the fixed income securities in which a Fund may invest may vary inversely to changes in prevailing interest rates.

MUNICIPAL OBLIGATIONS
  A Fund's ability to achieve its objectives depends partially on the prompt payment by issuers of the interest on and principal of the municipal obligations held by the Fund. A moratorium, default or other nonpayment of interest or principal when due on any municipal obligation, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal obligations held by a Fund. In addition, the market for municipal obligations is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

  From time to time, proposals have been introduced before the U.S. Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of municipal obligations for investment by each Fund and the value of the Fund's securities could be materially affected. In such an event, the FUND would reevaluate its Funds' investment objectives and policies and consider changes in the structure of the Funds or dissolution.

  If and when a Fund invests in municipal lease obligations, the possibility exists that a municipality may not appropriate the funds for lease payments. The FUND's Board of Trustees will be responsible for determining, on an ongoing basis, the credit quality of such leases, including an assessment of the likelihood of cancellation of any such lease.

NONINVESTMENT GRADE BONDS
  The Missouri Tax Free Fund's investment policy allows the Fund to invest a portion (not to exceed 20%) of its assets in high yield, high risk municipal bonds, also commonly known as "junk bonds." The degree to which the Fund will hold such securities will, among other things, depend upon Keystone's economic forecast and its judgment as to the comparative values offered by high yield, high risk bonds and higher quality bonds. The Missouri Tax Free Fund seeks to invest up to 20% of its assets aggressively and to maximize return over time from a combination of many factors, including high current income and capital appreciation from high yield, high risk bonds. Although the total amount invested in high yield, high risk bonds will not exceed 20% of the Missouri Tax Free Fund, the Fund may (as a non-diversified fund) invest as much as the entire 20% in the securities of a single issuer. To that extent the Missouri Tax Free Fund may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Fund were more broadly diversified.

  Such aggressive investing involves risks that are greater than the risks of investing in higher quality debt securities. These risks are discussed in greater detail below and include risks from (1) interest rate fluctuation; (2) changes in credit status, including weaker overall credit condition of issuers and risks of default; (3) industry, market and economic risk; (4) volatility of price resulting from broad and rapid changes in the value of underlying securities; and (5) greater price variability and credit risks of such high yield, high risk securities as zero coupon bonds and PIK securities.

  Specifically, investors should be aware of the following:

  (1) securities rated BB or lower by S&P or Ba or lower by Moody's are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments;

  (2) the value of high yield, high risk securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities;

  (3) adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield, high risk securities held by the Fund;

  (4) the secondary market for high yield, high risk securities may be less liquid than the secondary market for higher quality securities, which may affect the value of certain high yield, high risk securities held by the Fund at certain times; and

  (5) high yield, high risk zero coupon securities may be subject to greater changes in value due to market conditions, the absence of a cash interest payment and the tendency of issuers of such securities to have weaker overall credit conditions than other high yield, high risk securities.

  These characteristics of high yield, high risk securities make them generally more appropriate for long term investment.

  If and when a Fund invests in zero coupon bonds, the Fund does not expect to have enough zero coupon bonds to have a material effect on dividends. The FUND has undertaken to a state securities authority to disclose that zero coupon securities pay no interest to holders prior to maturity, and that the interest on these securities is reported as income to a Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

  These risks provide the opportunity for maximizing return over time on a portion of the Missouri Tax Free Fund's assets, but may result in greater upward and downward movement of the net asset value per share of the Fund. As a result, they should be carefully considered by investors.

  The maximum return sought by the Missouri Tax Free Fund with respect to up to 20% of its assets is ordinarily associated with securities in the lower rating categories of the recognized rating agencies or with securities that are unrated. Such high yield, high risk securities are generally rated BB or lower by S&P or Ba or lower by Moody's. The Fund may invest in securities that are rated as low as D by S&P and C- by Moody's. These rating categories are described in the section of this prospectus entitled "Additional Investment Information." The Fund intends to invest in D rated debt only in cases where, in Keystone's judgment, there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. The Fund may also invest in unrated securities that, in Keystone's judgment, offer comparable yields and risks to those of securities that are rated, as well as non-investment quality zero coupon and PIK securities.

  Since the Fund takes an aggressive approach to investing a portion of its assets, Keystone tries to maximize the return by controlling the risk associated with those investments through diversification, credit analyses, review of sector and industry trends, interest rate forecasts and economic analysis. Keystone's analysis of securities focuses on values based on factors such as asset values, earnings prospects and the quality of management of the company. In making investment recommendations, Keystone also considers current income, potential for capital appreciation, maturity structure, quality guidelines, coupon structure, average yield, percentage of zeros and PIKs, percentage of non-accruing items and yield to maturity.

  Keystone also considers the ratings of Moody's and S&P assigned to various securities, but does not rely solely on ratings assigned by Moody's and S&P because (1) Moody's and S&P assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of municipalities; and (2) there can be large differences among the current financial conditions of issuers within the same rating category.

TAX CONSIDERATIONS
  For a discussion of the tax considerations for each state and special factors, including the risks associated with investing in the municipal securities of a single state, see Exhibit A to this prospectus and Appendix A to the statement of additional information.

PRICING SHARES
  The Fund computes its net asset value as of the close of trading (currently 4:00 p.m. eastern time) on each day that the New York Stock Exchange (the "Exchange") is open. However, the Fund does not compute its net asset value on days when changes in the value of a Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  The Funds value municipal obligations on the basis of valuations provided by a pricing service, approved by the FUND's Board of Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

  Each Fund values its short-term instruments as follows: money market instruments with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; short-term instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; and short-term instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the Board of Trustees. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith according to procedures established by the Board of Trustees.

DIVIDENDS AND TAXES
  Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and to declare and distribute all net realized long-term capital gains annually. Shareholders receive Fund distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution reinvestments. There is a possibility that shareholders may lose the tax-exempt status on accrued income on municipal bonds if shares of the Funds are redeemed before a dividend has been declared.

  As of April 1, 1995, in compliance with a recent ruling issued by the Internal Revenue Service, the Fund treats its 12b-1 fees for tax purposes as operating expenses rather than as capital charges.

  Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge while Class B and Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher, and income distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

  Account statements and/or checks as appropriate will be mailed within seven days after the Fund pays the distribution. Unless the FUND receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing.

  Each of the Funds has qualified and intends to continue to qualify as a regulated investment company (a "RIC") under the Code. Each Fund is a separate taxable entity for purposes of Code provisions applicable to RICs. Each of the Funds qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. Each Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a RIC to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If a Fund qualifies as a RIC and if it distributes substantially all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  Any taxable distribution declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of the shareholder as if paid on December 31 of the year in which the dividend was declared.

  Each Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

  Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

  Interest on certain "private activity bonds" issued after August 7, 1986, although otherwise tax exempt, is treated as a tax preference item for alternative minimum tax purposes. Under regulations to be promulgated, a Fund's exempt interest dividends will be treated the same way to the extent attributable to interest paid on such private activity bonds. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code relating to "adjusted current earnings."

  At least 50% of the value of a Fund's assets must be invested in tax-exempt obligations in order for distributions to qualify as exempt interest dividends at the end of each quarter. Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The FUND does not presently anticipate, however, that such unusual circumstances will occur.

  Since none of a Fund's income will consist of corporate dividends, no distributions will qualify for the 70% corporate dividends received deduction.

  Each Fund intends to distribute its net capital gains as capital gain dividends; shareholders should treat such dividends as long-term capital gains. Such distributions will be designated as capital gain dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

  Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends; that portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

  The Funds may acquire options to "put" specified securities to municipal bond dealers or issuers from whom the securities are purchased. It is expected that each Fund will be treated for federal income tax purposes as the owner of the municipal bonds acquired subject to the put. The interest on the municipal bonds will be tax-exempt to the Funds, and the purchase prices must be allocated between such securities and the put based upon their respective fair market values. The Internal Revenue Service has not issued a published ruling on this matter and could reach a different conclusion.

STATE INCOME TAXES
  The exemption of interest on municipal bonds for federal income tax purposes does not necessarily result in exemption under the income, corporate or personal property tax laws of any state or city. Generally, individual shareholders of the Funds receive tax-exempt treatment at the state level for distributions derived from municipal securities of their state of residency. Each Fund will report to shareholders on a state by state basis the sources of its exempt interest dividends. For a further discussion of state tax treatment relating to each Fund, see Exhibit A to this prospectus.

  The foregoing is only a summary of some of the important tax considerations generally affecting the FUND, its Funds and their shareholders. No attempt is made to present a detailed explanation of the federal or state income or other tax treatment of the FUND, its Funds or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, shareholders are urged to consult their tax advisers with specific reference to their tax situations.

FUND MANAGEMENT AND EXPENSES

FUND MANAGEMENT
  Under Massachusetts law, the FUND's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the FUND and its Funds. Subject to the authority of the Board of Trustees, Keystone provides investment advice, management and administrative services to the FUND.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates, and the Keystone Investments Families of Funds. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  On December 11, 1996, Keystone Investments succeeded to the business of a corporation with the same name, but under different ownership. Keystone Investments is a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the U.S. based on total assets as of September 30, 1996.

  First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The Capital Management Group of FUNB ("CMG"), together with Lieber & Company and Evergreen Asset Management Corp. ("Evergreen Asset"), wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

  Pursuant to its Investment Advisory and Management Agreement with the FUND (the "Advisory Agreement"), Keystone manages the investment and reinvestment of each Fund's assets, supervises the operation of the FUND and each Fund and provides all necessary office space, facilities and equipment.

  Each Fund pays Keystone a fee for its services at the annual rate set forth below:

                                                                     Aggregate
                                                               Net Asset Value
Management                                                       of the Shares
Fee                                                                of the Fund

------------------------------------------------------------------------------

0.55% of the first                                          $ 50,000,000, plus
0.50% of the next                                           $ 50,000,000, plus
0.45% of the next                                           $100,000,000, plus
0.40% of the next                                           $100,000,000, plus
0.35% of the next                                           $100,000,000, plus
0.30% of the next                                           $100,000,000, plus
0.25% of amounts over                                       $500,000,000

Keystone's fee is computed as of the close of business each business day and payable daily.

  The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of shareholders of each Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees (Trustees who are not "interested persons" of the FUND, as defined in the 1940 Act, and who have no direct or indirect financial interest in either Fund's Distribution Plans or any agreement related thereto) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to any Fund, without penalty, on 60 days' written notice by the FUND or Keystone, or may be terminated as to a Fund by the vote of shareholders of such Fund. The Advisory Agreement will terminate automatically upon its assignment.

PRINCIPAL UNDERWRITER
  Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD"), a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"), which is not affiliated with First Union, is now the Fund's principal underwriter (the "Principal Underwriter"). EKD replaces Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") as the FUND's principal underwriter. EKIS may no longer act as principal underwriter of the FUND due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters or distributors of mutual fund shares. While EKIS may no longer act as principal underwriter of the FUND as discussed above, EKIS may continue to receive compensation from the FUND or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of each Fund, subject to certain restrictions. Both EKD and Furman Selz are located at 230 Park Avenue, New York, New York 10169.

SUB-ADMINISTRATOR
  Furman Selz provides officers and certain administrative services to each Fund pursuant to a sub-administration agreement. For its services under that agreement, Furman Selz receives a fee from Keystone at the maximum annual rate of .01% of the average daily net assets of each Fund.

  It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator for each Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.

PORTFOLIO MANAGERS
  Daniel A. Rabasco, a Keystone Vice President and Portfolio Manager, is responsible for the day-to-day management of the Missouri Tax Free Fund. Mr. Rabasco has more than 9 years of investment experience.

  George J. Kimball, a Keystone Vice President and Portfolio Manager, is responsible for the day-to-day management of the California Fund. Mr. Kimball has more than 10 years of investment experience.

FUND EXPENSES
  Each Fund pays all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that each Fund is expected to pay include, but are not limited to, transfer, dividend disbursing and shareholder servicing agent costs and expenses; custodian costs and expenses; its pro rata portion of certain Trustees' fees, fees of its independent auditors, fees of the FUND's legal counsel and legal counsel to the FUND's Independent Trustees; fees payable to government agencies, including registration and qualification fees of the FUND, the Funds and their shares under federal and state securities laws; and certain extraordinary expenses. In addition, each class of shares of a Fund will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses. Each Fund also pays its brokerage commissions, interest charges and taxes and certain extraordinary expenses. Total expenses for each Fund include indirectly paid expenses.

  For the fiscal year ended November 30, 1995, the California Fund and the Missouri Tax Free Fund paid or accrued to Keystone investment management and administrative services fees of $113,353 and $120,166, respectively, which represented 0.55% and 0.55% of the respective Fund's average net assets for the fiscal year ended November 30, 1995.

  For the fiscal year ended November 30, 1995, the California Fund and the Missouri Tax Free Fund paid or accrued $24,058 and $33,338, respectively, to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ,9999 and ("EKSC") for services rendered as the FUND's transfer and dividend dispersing agent. For the fiscal year ended November 30, 1995, the California Fund and the Missouri Tax Free Fund paid or accrued $19,921, and $20,721, respectively, to Keystone Investments aKe371$Ie 9,,eNt,998tKee,,127 and for certain accounting services. EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone.

  Keystone has currently voluntarily limited the expenses of Class A shares of each Fund to 0.75% of the average daily net assets of such class and has currently voluntarily limited expenses of Class B and C shares of each Fund to 1.50% of the average daily net assets of each such class. Keystone currently intends to continue the foregoing expense limitations on a calendar month-by-month basis. Keystone will periodically evaluate the foregoing expense limitations and may modify or terminate them in the future. Keystone will not be required to make such reimbursement to the extent it would result in a Fund's inability to qualify as a regulated investment company under the provisions of the Code. In accordance with expense limitations in effect for the fiscal year ended November 30, 1995, Keystone reimbursed the California Fund and the Missouri Tax Free Fund (i) $21,353 and $18,923, respectively, with respect to each Fund's Class A shares; (ii) $94,978 and $104,097, respectively, with respect to each Fund's Class B shares; and (iii) $5,946 and $9,601, respectively, with respect to each Fund's Class C shares.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for a Fund, Keystone may consider the number of shares of the Fund sold by the broker-dealer. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the FUND, Keystone, the FUND's principal underwriter or their affiliates.

  A Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising a Fund as well as in advising its other clients.

PORTFOLIO TURNOVER
  For the fiscal period ended November 30, 1994, and the fiscal year ended November 30, 1995, the portfolio turnover rates for the California Fund were 104% and 119%, respectively. For the same periods the turnover rates for the Missouri Tax Free Fund were 25% and 74%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by a Fund, as well as additional gains and/or losses to shareholders. For additional information about brokerage and distributions, see the statement of additional information.

CODE OF ETHICS
  The FUND has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

DISTRIBUTION PLANS AND AGREEMENTS

CLASS A DISTRIBUTION PLAN
  Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan") that provides for expenditures by the Fund, currently limited to 0.15% annually of the average daily net asset value of Class A shares, in connection with the distribution of Class A shares. Payments under the Class A Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers), as service fees at an annual rate of up to 0.15% of the average daily net asset value of Class A shares maintained by the recipient and outstanding on the books of such Fund for specified periods.

CLASS B DISTRIBUTION PLANS
  Each Fund has adopted Distribution Plans with respect to its Class B shares (the "Class B Distribution Plans") that provide for expenditures by each Fund at an annual rate of up to 1.00% (currently limited to 0.90%) of the average daily net asset value of Class B shares to pay expenses of the distribution of Class B shares. Payments under the Class B Distribution Plans are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to the Fund's Principal Underwriter, (1) as commissions for Class B shares sold, (2) as shareholder service fees and (3) as interest. Amounts paid or accrued to the Principal Underwriter or EKIS in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party will also receive service fees at an annual rate of 0.15% of the value of Class B shares maintained by the recipient and outstanding on the books of such Fund for specified periods. See "Distribution Plans Generally" below.

CLASS C DISTRIBUTION PLAN
  Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan") that provides for expenditures by the Fund at an annual rate of up to 1.00% (currently limited to 0.90%) of the average daily net asset value of Class C shares to pay expenses of the Distribution of Class C shares. Payments under the Class C Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers) and to EKIS, the predecessor to the Fund's Principal Underwriter, (1) as commissions for Class C shares sold, (2) as shareholder service fees, and (3) as interest. Amounts paid or accrued to the Principal Underwriter or EKIS in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold, and, beginning approximately fifteen months after purchase, a commission at an annual rate of 0.75% (subject to NASD rules -- see "Distribution Plans Generally") plus service fees which are paid at the annual rate of 0.25%, respectively, of the value of Class C shares maintained by the recipient and outstanding on the books of a Fund for specified periods. See "Distribution Plans Generally" below.

DISTRIBUTION PLANS GENERALLY
  As discussed above, each Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

  The NASD limits the amount that a Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any contingent deferred sales charges ("CDSCs") paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to the Principal Underwriter, sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning approximately June 1, 1995 through November 30, 1996. Each Fund has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares, unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plan, each Fund may be subject to adverse distribution consequences.

  The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of each Fund will be provided by FUNB or its affiliates.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. If a Distribution Plan is terminated, the Principal Underwriter and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances (as defined below).

  For the California and Missouri Funds, unreimbursed Class B Distribution Plan expenses at November 30, 1995 for Class B shares sold prior to June 1, 1995 were $881,590 (6.22% of such Class B net assets) and $1,004,012 (5.74% of such Class B net assets), respectively. For the California and Missouri Funds, unreimbursed Class B Distribution Plan expenses at November 30, 1995 for Class B shares sold on or after June 1, 1995 were $503,630 (5.88% of such Class B net assets) and $226,290 (6.04% of such Class B net assets), respectively.

  For the California and Missouri Funds, unreimbursed Class C Distribution Plan expenses at November 30, 1995 were $94,402 (0.42% of Class C net assets) and $123,873 (0.58% of Class C net assets), respectively.

  Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

DISTRIBUTION AGREEMENTS
  The FUND has entered into principal underwriting agreements with the Principal Underwriter (each a "Distribution Agreement") with respect to each class. Pursuant to its Distribution Agreements, the FUND will compensate the Principal Underwriter for its services as distributor at an annual rate that may not exceed .25 of 1% of each Fund's average daily net assets attributable to Class A shares, .75 of 1% of each Fund's average daily net assets attributable to the Class B shares, subject to certain restrictions, and .75 of 1% of each Fund's average daily net assets attributable to the Class C shares.

  Each Fund may also make payments under its Distribution Plans, in amounts of up to .25 of 1% of its average daily net assets on an annual basis, attributable to Class A, B and C shares, respectively, to compensate organizations, which may include, among others, the Principal Underwriter and Keystone or their respective affiliates, for services rendered to shareholders and/or the maintenance of shareholder accounts.

  A Fund may not pay any distribution or servicing fees during any fiscal period in excess of NASD limits. Since the Principal Underwriter's compensation under the Distribution Agreements is not directly tied to the expenses incurred by the Principal Underwriter, the amount of compensation received by it under the Distribution Agreements during any year may, subject to certain conditions, be more than its actual expenses and may result in a profit to the Principal Underwriter. Distribution expenses incurred by the Principal Underwriter in one fiscal year that exceed the level of compensation paid to the Principal Underwriter for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

  The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from a Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement for such Advances from such Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within the permitted limits. If the FUND's Independent Trustees authorize such payments, the effect would be to extend the period of time during which a Fund incurs the maximum amount of costs allowed by a Distribution Plan.

  In states where the Principal Underwriter is not registered as a broker-dealer, shares of a Fund will only be sold through other broker-dealers or other financial institutions that are registered.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  The Principal Underwriter may, from time to time, provide promotional incentives, including reallowance of up to the entire sales charge, to certain broker-dealers whose representatives have sold or are expected to sell significant amounts of a Fund's shares. In addition, broker-dealers may, from time to time, receive additional cash payments. The Principal Underwriter may also provide written information to those broker-dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such broker-dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency such as the NASD. Broker-dealers to whom substantially the entire sales charge on Class A shares is reallowed may be deemed to be underwriters as that term is defined under the 1933 Act.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers including, from time to time, to First Union Brokerage Services, Inc., an affiliate of Keystone, that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to 1.00% of the value of shares sold by such broker-dealer.

  The Principal Underwriter may also pay a transaction fee (up to the level of payments allowed to broker-dealers for the sale of shares, as described above) to banks and other financial services firms that facilitate transactions in shares of a Fund for their clients.

  State securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state laws.

EFFECTS OF BANKING LAWS
  The Glass-Steagall Act currently limits the ability of depository institutions (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.

  The Glass-Steagall Act and other banking laws and regulations also presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the FUND. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Keystone and its affiliates, since they are direct or indirect subsidiaries of FUNB, are subject to and in compliance with the aforementioned laws and regulations.

  Changes to applicable laws and regulations or future judicial or administrative decisions could prevent Keystone Investments or its affiliates from performing the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a fund by its customers. In such event, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

HOW TO BUY SHARES
  You may purchase shares of each Fund from any broker-dealer that has a selling agreement with the Principal Underwriter. In addition, you may purchase shares of a Fund by mailing to the FUND, c/o Evergreen Keystone Service Company, P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the FUND. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

  Orders for the purchase of shares of a Fund will be confirmed at the public offering price, which is equal to the net asset value per share next determined after receipt of the order in proper form by the Principal Underwriter (generally as of the close of the Exchange on that day) plus, in the case of Class A shares, the applicable sales charge. Orders received by broker-dealers or other firms prior to the close of the Exchange and received by the Principal Underwriter prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Broker-dealers and other financial services firms are obligated to transmit orders promptly.

  Orders for shares received other than as stated above will receive the public offering price, which is equal to the net asset value per share next determined (generally, the next business day's offering price) plus, in the case of Class A shares, the applicable sales charge.

  The FUND reserves the right to determine the net asset value more frequently than once a day if deemed desirable.

  The initial purchase must be at least $1,000. There is no minimum amount for subsequent purchases.

  The FUND reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

  Shareholder inquiries should be directed to EKSC by calling toll free 1-800-343-2898 or writing to EKSC or to the firm from which you received this prospectus.

ALTERNATIVE SALES OPTIONS
  This prospectus provides information regarding the Class A, B, and C shares offered by each Fund:

CLASS A SHARES -- FRONT-END LOAD OPTION
  With certain exceptions, Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a CDSC when they are redeemed except as follows: Class A shares purchased after January 1, 1997, in an amount equal to or exceeding $1 million, without a front-end sales charge, will be subject to a CDSC during the month of purchase and the 12-month period following the month of purchase.

CLASS B SHARES -- BACK-END LOAD OPTION
  Class B shares purchased after January 1, 1997, are sold without a sales charge at the time of purchase, but are, with certain exceptions, subject to a CDSC if redeemed during the month of purchase and the 72-month period following the month of purchase. Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares without the imposition of a front-end sales charge or exchange fee.

CLASS C SHARES -- LEVEL LOAD OPTION
  Class C shares purchased after January 1, 1997, are sold without a sales charge at the time of purchase, but are subject to a CDSC if they are redeemed during the month of purchase and the 12-month period following the month of purchase. Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Principal Underwriter.

  Class A and B shares, pursuant to their Distribution Plans, currently pay an annual service fee of 0.15% of each Fund's average daily net assets attributable to their respective classes. Class C shares, pursuant to its Distribution Plan, pays an annual service fee of 0.25% of each Fund's average daily net assets attributable to that class. In addition to the service fee, the Class B and C Distribution Plans provide for the payment of an annual distribution fee of up to 0.75% of the average daily net assets attributable to their respective classes. As a result, income distributions paid by a Fund with respect to Class B and Class C shares will generally be less than those paid with respect to Class A shares.

  Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares (in which case, 100% of the purchase price is invested immediately), depending on the amount of the purchase and the intended length of investment.

  The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more and will not normally accept any purchase of Class C shares in the amount of $500,000 or more.

                ----------------------------------------------
CLASS A SHARES

  Class A shares are currently offered at the public offering price, which is equal to net asset value plus an initial sales charge as follows:

                                                                          AS A % OF       CONCESSION TO
                                                            AS A % OF     NET AMOUNT    DEALERS AS A % OF
AMOUNT OF PURCHASE                                       OFFERING PRICE    INVESTED*      OFFERING PRICE
---------------------------------------------------------------------------------------------------------
Less than $50,000 ...............................             4.75%        4.99%               4.25%
$50,000 but less than $100,000 ..................             4.50%        4.71%               4.25%
$100,000 but less than $250,000 .................             3.75%        3.90%               3.25%
$250,000 but less than $500,000 .................             2.50%        2.56%               2.00%
$500,000 but less than $1,000,000 ...............             2.00%        2.04%               1.75%

----------
*Rounded to the nearest one-hundredth percent.
                ----------------------------------------------

  Purchases of a Fund's Class A shares made after January 1, 1997, (i) in the amount of $1 million or more; (ii) by a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan"), or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan"); or (iii) by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; and (e) employees of FUNB and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees, will each be at net asset value without the imposition of a front-end sales charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

  With respect to purchases of the Funds' Class A shares made after January 1, 1997, in the amount of $1 million or more, the Principal Underwriter will pay broker-dealers or others concessions at the following rate: 1.00% of the investment amount up to $2,999,999; plus 0.50% of the investment amount between $3,000,000 and $4,999,999; plus 0.25% of the investment amount over $4,999,999.

  With respect to purchases of the Funds' Class A shares made after January 1, 1997, by Qualifying Plans and Educational TSA Plans, the Principal Underwriter will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

  Purchases of the Fund's Class A shares made after January 1, 1997, in the amount of $1 million or more, are subject to a CDSC of 1.00% upon redemption during the month of purchase and the 12-month period following the month of purchase.

  The sales charge is paid to the Principal Underwriter, which in turn normally reallows a portion to your broker-dealer. In addition, your broker-dealer currently will be paid periodic service fees at an annual rate of up to 0.15% of the value of Class A shares maintained by such recipient and outstanding on the books of the Fund for specified periods.

  Upon written notice to broker-dealers with whom it has dealer agreements, the Principal Underwriter may reallow up to the full applicable sales charge.

  Initial sales charges may be eliminated for persons purchasing Class A shares that are offered in connection with certain fee based programs, such as wrap accounts sponsored or managed by broker-dealers, investment advisers, or others who have entered into special agreements with the Principal Underwriter. Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of a Fund alone or in combination with Class A shares of other Keystone America Funds. See Exhibit A to this prospectus.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within 30 days after a change in the registered representative's employment when the amount invested represents redemption proceeds from a registered open-end management investment company not distributed or managed by Keystone or its affiliates; and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds.

  Upon prior notification to the Principal Underwriter, Class A shares may be purchased at net asset value by clients of registered representatives within 30 days after the redemption of shares of any registered open-end investment company not distributed or managed by Keystone or its affiliates when the amount invested represents redemption proceeds from such unrelated registered open-end investment company, and the shareholder either (1) paid a front-end sales charge, or (2) was at some time subject to, but did not actually pay, a CDSC with respect to the redemption proceeds. This special net asset value purchase is currently being offered on a calendar month-by-month basis and may be modified or terminated in the future.

CLASS B SHARES
  Class B shares are offered at net asset value, without an initial sales charge. With respect to shares purchased after January 1, 1997, each Fund, with certain exceptions, imposes a CDSC on Class B shares redeemed as follows:

                                                   CDSC
REDEMPTION TIMING                                IMPOSED

Month of purchase and first twelve-month
  period following the month of purchase .....    5.00%
Second twelve-month period following the month
  of purchase ................................    4.00%
Third twelve-month period following the month
  of purchase ................................    3.00%
Fourth twelve-month period following the month
  of purchase ................................    3.00%
Fifth twelve-month period following the month
  of purchase ................................    2.00%
Sixth twelve-month period following the month
  of purchase ................................    1.00%

No CDSC is imposed on amounts redeemed thereafter.

  When imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter or its predecessor. Amounts received by the Principal Underwriter or its predecessor under the Class B Distribution Plans are reduced by CDSCs retained by the Principal Underwriter or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

  Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares (which are subject to a lower Distribution Plan charge) without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to EKSC.) The Class B shares so converted will no longer be subject to the higher distribution expenses and other expenses, if any, borne by Class B shares. Because the net asset value per share of Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Under current law, it is the FUND's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Trustees will consider what action, if any, is appropriate and in the best interest of such Class B shareholders.

CLASS C SHARES
  Class C shares are offered only through broker-dealers who have special distribution agreements with the Principal Underwriter. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, each Fund imposes a CDSC of 1.00% on shares redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by the Principal Underwriter or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

CONTINGENT DEFERRED SALES CHARGE AND WAIVER OF SALES CHARGES
  Any CDSC imposed upon the redemption of Class A, Class B, or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

  With respect to shares purchased after January 1, 1997, no CDSC is imposed when you redeem amounts derived from (1) increases in the value of shares redeemed above the net cost of such shares; (2) certain shares with respect to which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; (3) certain Class A shares held for more than 12 months after the month of purchase;
(4) Class B shares held for more than 72 months after the month of purchase; or
(5) Class C shares held for more than one year after the month of purchase. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

  With respect to Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan (as a whole) redeems substantially all of its assets.

  In addition, no CDSC is imposed on a redemption of shares of a Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000;
(5) automatic withdrawals under the Systematic Income Plan of up to 1.0% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Each Fund may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Fund, Keystone, the Principal Underwriter and certain of their affiliates, and to members of the immediate families of such persons; to registered representatives of firms with dealer agreements with the Principal Underwriter; and to a bank or trust company acting as a trustee for a single account. See the statement of additional information.

HOW TO REDEEM SHARES
  You may redeem Fund shares for cash at their net redemption value by writing to the FUND, c/o EKSC, and presenting a properly endorsed share certificate (if certificates have been issued) to the FUND. Your signature(s) on the written order and certificates must be guaranteed as described below. In order to redeem by telephone or to engage in telephone transactions generally, you must complete the authorization in your account application. Proceeds for shares redeemed on telephone order will be deposited by wire or EFT only to the bank account designated in your account application.

  You may also redeem your shares through your broker-dealer. The Principal Underwriter, acting as agent for the FUND, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable CDSC, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value per share adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of a Fund's portfolio securities between purchase and redemption. A CDSC may be imposed by a Fund at the time of redemption of certain shares as explained in "How to Buy Shares." If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the FUND may be requested to redeem shares for which it has not yet received good payment. In such a case, the FUND will mail the redemption proceeds upon clearance of the purchase check, which may take 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check or the wiring or EFT of redemption proceeds may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after the redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the payment of a redemption has been delayed, the check will be mailed or the proceeds wired or sent EFT promptly after good payment has been collected.

  The FUND computes the amount due you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND EKSC'S POLICIES. The FUND or EKSC may waive this requirement or may require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. The FUND and EKSC reserve the right to withdraw this waiver at any time.

  If the FUND receives a redemption order, but you have not clearly indicated the amount of money or number of shares involved, the FUND cannot execute the order. In such cases, the FUND will request the missing information from you and process the order on the day such information is received.

TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by telephone by calling toll free 1-800-343-2898. As mentioned above, to engage in telephone transactions generally, you must complete the appropriate sections of the Fund's application.

  In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the FUND by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein.

SMALL ACCOUNTS
  Due to the high cost of maintaining small accounts, the FUND reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

GENERAL
  The FUND reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the FUND, EKSC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL"), or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over KARL or by telephone are genuine. Neither the FUND, EKSC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that EKSC reasonably believes to be genuine.

  The FUND may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the FUND cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

SHAREHOLDER SERVICES
  Details on all shareholder services may be obtained from EKSC by writing or by calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  If you have obtained the appropriate prospectus you may exchange shares of a Fund for shares of certain other Keystone America Funds and Keystone Liquid Trust ("KLT") as follows:

    Class A shares may be exchanged for Class A shares of other Keystone America Funds and Class A shares of KLT;

    Class B shares may be exchanged for the same type of Class B shares of other Keystone America Funds and the same type of Class B shares of KLT; and

    Class C shares may be exchanged for Class C shares of other Keystone America Funds and Class C shares of KLT.

  The exchange of Class B shares and Class C shares will not be subject to a CDSC. However, if the shares being tendered for exchange are

  (1) Class A shares acquired without a front-end sales charge,

  (2) Class B shares that have been held for less than 72 months, or

  (3) Class C shares that have been held for less than one year,

and are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction.

  You may exchange shares for another Keystone fund by calling or writing to EKSC or by using KARL. As noted above, if the shares being tendered for exchange are still subject to a CDSC, such charge will carry over to the shares being acquired in the exchange transaction. The FUND reserves the right to terminate this exchange offer or to change its terms, including the right to charge for exchanges.

  Orders to exchange a certain class of shares of the Fund for the corresponding class of shares of KLT will be executed by redeeming the shares of the Fund and purchasing the corresponding class of shares of KLT at the net asset value of such shares next determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the FUND prior to 4:00 p.m. eastern time on any day the FUND is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. eastern time on any business day will be executed at the respective net asset values determined at the close of the next business day.

  An excessive number of exchanges may be disadvantageous to the FUND. Therefore, the FUND, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $25 per month or $75 per quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call EKSC. Please include your account numbers. Termination may take up to 30 days.

RETIREMENT PLANS
  The FUND has various retirement plans available to you, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans
(SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans; 403(b)
(7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, if your account has a value of at least $10,000, you may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $75 and may be as much as 1.0% per month or 3.0% per quarter of the total net asset value of the Fund shares in your account when the Systematic Income Plan was opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of the Fund's shares while participating in a Systematic Income Plan.

DOLLAR COST AVERAGING
  Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Keystone America Fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when the fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

  Prior to participating in dollar cost averaging, you must establish an account in a Keystone America Fund or a money market fund managed or advised by Keystone. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

  If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

TWO DIMENSIONAL INVESTING
  You may elect to have income and capital gains distributions from any class of Keystone America Fund shares you may own automatically invested to purchase the same class of shares of any other Keystone America Fund. You may select this service on your application and indicate the Keystone America Fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent. See Exhibit A -- "Reduced Sales Charges" at the back of the prospectus.

OTHER SERVICES
  Under certain circumstances, you may, within 30 days after a redemption, reinstate your account in the same class of shares that you redeemed at current net asset value.

PERFORMANCE DATA
  From time to time a Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL RESULTS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return and current yield are computed separately for each class of shares of a Fund.

  Total return refers to a Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of the maximum sales charge or applicable contingent deferred sales charge and all recurring charges, if any, applicable to all shareholder accounts. The exchange fee is not included in the calculation.

  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any.

  Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield.

  Any given yield or total return quotation should not be considered representative of a Fund's yield or total return for any future period.

  The FUND may also include comparative performance information for each class of shares when advertising or marketing the FUND's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., CDS-Weisenberger and Value Line or other industry publications.

FUND SHARES
  The FUND currently issues shares of two separate series evidencing interests in different portfolio securities. Each Fund issues Class A, B and C shares. The FUND is authorized to issue additional series or classes of shares. Shares of a Fund participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each series or class of shares, or other expenses that the Board of Trustees may designate as class expenses, from time to time, are borne solely by each series or class; (2) each series or class of shares has exclusive voting rights with respect to its Distribution Plan; (3) each series or class has different exchange privileges; and (4) each series or class generally has a different designation. When issued and paid for, the shares of each Fund will be fully paid and nonassessable by the FUND. Shares of each Fund may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange or preemptive rights. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions.

  Shareholders of a Fund are entitled to one vote for each full share owned and fractional votes for fractional shares on all matters subject to Fund vote. Shares of a Fund vote together except when required by law to vote separately by class. The FUND does not have annual meetings. The FUND will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the FUND's Declaration of Trust, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.

  Under Massachusetts law, it is possible that a FUND shareholder may be held personally liable for the FUND's obligations. The FUND's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the FUND's obligations and provides indemnification from FUND assets for any shareholder held personally liable for the FUND's obligations.

ADDITIONAL INFORMATION
  When the FUND determines from its records that more than one account in the FUND is registered in the name of a shareholder or shareholders having the same address, upon notice to those shareholders, the FUND intends, when an annual report or a semi-annual report of the FUND is required to be furnished, to mail one copy of such report to that address.

  Except as otherwise stated in this prospectus or required by law, the FUND reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

                      ADDITIONAL INVESTMENT INFORMATION

CORPORATE AND MUNICIPAL BOND RATINGS

S&P CORPORATE AND MUNICIPAL BOND RATINGS

A. MUNICIPAL NOTES
  An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

  1. amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note); and

  2. source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

  Note ratings are as follows:

  1. SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

  2. SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the terms of the notes.

  3. SP-3 -- Speculative capacity to pay principal and interest.

B. TAX EXEMPT DEMAND BONDS
  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

C. CORPORATE AND MUNICIPAL BOND RATINGS
  An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

  The ratings are based, in varying degrees, on the following considerations:

    1. likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    2. nature of and provisions of the obligation; and

    3. protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

D. BOND RATINGS ARE AS FOLLOWS:
  1. AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

  2. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  3. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  4. BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

A. MUNICIPAL NOTES
  A Moody's rating for municipal short-term obligations will be designated Moody's Investment Grade or (MIG). These ratings recognize the difference between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and the short-term cyclical elements are critical in short-term ratings.

  A short-term rating may also be assigned on issues with a demand feature -- variable rate demand obligation (VRDO). Such ratings will be designated as VMIG. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on the external liquidity.

  The note ratings are as follows:

  1. MIG1/VMIG1 This designation denotes the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

  2. MIG2/VMIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

  3. MIG3/VMIG3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  4. MIG4/VMIG4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

B. CORPORATE AND MUNICIPAL BOND RATINGS
  1. Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  2. Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

  3. A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

  4. Baa -- Bonds rated Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

  CON. (--) -- Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (1) earnings of projects under construction, (2) earnings of projects unseasoned in operation experience, (3) rentals that begin when facilities are completed, or (4) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  Those municipal bonds in the Aa, A, and Baa groups that Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

FITCH CORPORATE AND MUNICIPAL RATINGS

A. MUNICIPAL NOTES
  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally three years or less. These include commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

  The note ratings are as follows:

  1. F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  2. F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

  3. F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the two higher ratings.

  4. F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

B. CORPORATE AND MUNICIPAL BOND RATINGS
    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) OR MINUS (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

A CONDITIONAL rating is premised on the successful completion of a project or the occurrence of a specific event.

  Debt rated BB, B, CCC, CC and C by S&P is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C1 by S&P is debt (income bonds) on which no interest is being paid. Debt rated D by S&P is in default and payment of interest and/ or repayment of principal is in arrears. The Funds intend to invest in D-rated debt only in cases where in Keystone's judgment there is a distinct prospect of improvement in the issuer's financial position as a result of the completion of reorganization or otherwise. Bonds that are rated Caa by Moody's are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca by Moody's represent obligations that are speculative in a high degree. Such issues are often in default or have other market shortcomings. Bonds that are rated C by Moody's are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Debt rated BB, B, CCC, CC, and C by Fitch is regarded as speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C represents the highest degree of speculation. Debt rated DDD, DD, and D are in default on interest and/or principal payments.

DESCRIPTIONS OF CERTAIN TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES AVAILABLE TO THE FUNDS
  Each Fund may engage in the following investment practices to the extent described in the prospectus and statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and a Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by a Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. A Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes acquired by a Fund permit a Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by a Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, a Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in the statement of additional information.

REPURCHASE AGREEMENTS
  A Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with appropriate regulatory organizations. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Funds only intend to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the FUND's custodian or in the Federal Reserve book entry system. The Funds do not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom each Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, a Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Each Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will establish a segregated account with the FUND's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that a Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of a Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission ("SEC") has taken the position that the 1940 Act treats reverse repurchase agreements as being included in the percentage limit on borrowings imposed on a Fund.

"WHEN ISSUED" SECURITIES
  Each Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When a Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in a Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. A Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent each Fund engages in when issued and delayed delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage.

LOANS OF SECURITIES TO BROKER-DEALERS
  Each Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to a Fund if as a result the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. A Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  Each Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.

  Derivatives can be used by investors such as the Funds to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. Each Fund is permitted to use derivatives for one or more of these purposes. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Funds use futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to a Fund's shareholders. Keystone is not an aggressive user of derivatives with respect to the Funds. However, a Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgement, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of a Fund's investment objectives and policies.

  Derivatives may be (1) standardized, exchange-traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.

  There are four principal types of derivative instruments -- options, futures, forwards and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures, is provided later in this section and is provided in the FUND's statement of additional information.

  Debt instruments that incorporate one or more of these building blocks for the purpose of determining the principal amount of and/or rate of interest payable on the debt instruments are often referred to as "structured securities." An example of this type of structured security is indexed commercial paper. The term is also used to describe certain securities issued in connection with the restructuring of certain foreign obligations. See "Structured Securities" below. The term "derivative" is also sometimes used to describe securities involving rights to a portion of the cash flows from an underlying pool of mortgages or other assets from which payments are passed through to the owner of, or that collateralize, the securities.

  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in a Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to a Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by a Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, a Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. Each Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. Each Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  Each Fund may only write "covered" options. This means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If a Fund has written options against all of its securities which are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. However, the Funds do not expect that this will occur.

  Each Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. Each Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying security or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although a Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair a Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which each Fund will trade generally are listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any Exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to a Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, each Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the SEC is of the view that the premiums that a Fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by a Fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its investment restriction relating to illiquid investments.

FUTURES TRANSACTIONS
  Each Fund may enter into currency and other financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures on securities or currencies or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. Each Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

  Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

  Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying a Fund's futures position and the securities or currencies held by or to be purchased for a Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by a Fund. The Funds will not change these policies without supplementing the information in the FUND's prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, each Fund may invest in securities of foreign issuers. When a Fund invests in foreign securities they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, a Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver or receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although a Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

  INVERSE FLOATING RATE SECURITIES. If permitted by its investment policies, a Fund may also invest in securities with rates that move inversely to market rates ("inverse floaters"). An inverse floater bears an interest rate that resets in the opposite direction of the change in a specified interest rate index. As market interest rates rise, the interest rate on the inverse floater goes down, and vice versa. Inverse floaters tend to exhibit greater price volatility than fixed-rate bonds of similar maturity and credit quality. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Moreover, the secondary market for inverse floaters may be limited in rising interest rate environments.

  VARIABLE, FLOATING AND LEVERAGED INVERSE FLOATING RATE INSTRUMENTS. Fixed-income securities may have fixed, variable or floating rates of interest. Variable and floating rate securities pay interest at rates that are adjusted periodically, according to a specified formula. A "variable" interest rate adjusts at predetermined intervals (e.g., daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes.

  The Fund may invest in fixed-income securities that pay interest at a coupon rate equal to a base rate, plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." The amount of such an additional interest payment typically is calculated under a formula based on a short-term interest rate index multiplied by a designated factor.

  An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in market value.

  STRUCTURED SECURITIES. Structured securities generally represent interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of structured securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities of a given class may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities.

                                                                     EXHIBIT A
                  KEYSTONE CALIFORNIA INSURED TAX FREE FUND

DESCRIPTION OF STATE AND LOCAL TAX TREATMENT
  In the opinion of Messrs. Orrick, Herrington & Sutcliffe, California tax counsel to the California Fund, dividends paid by the California Fund that are derived from interest on debt obligations that is exempt from regular federal and California personal income tax will not be subject to either federal or California personal income tax when received by the California Fund's shareholders. The pass through of exempt- interest dividends is allowed only if the California Fund meets its federal and California requirements that at least 50% of its total assets are invested in such exempt obligations at the end of each quarter of its fiscal year. Distributions to individual shareholders derived from interest on state or municipal obligations issued by governmental authorities in states other than California, short term capital gains and other taxable income will be taxed as dividends for purposes of California personal income taxation. The Fund's long term capital gains distributed to shareholders will be taxed as long term capital gains to individual shareholders of the California Fund for purposes of California personal income taxation. Present California law taxes both long term and short term capital gains at the rates applicable to ordinary income. Generally, for corporate taxpayers subject to the California franchise tax, all distributions will be fully taxable.

SPECIAL FACTORS AFFECTING CALIFORNIA
  Through popular initiative and legislative activity, the ability of the State and its local governments to raise money through property taxes and to increase spending has been the subject of considerable debate and change in recent years. Various State Constitutional amendments, for example, have been adopted that have the effect of limiting property tax and spending increases, while legislation has sometimes added to these limitations and has at other times sought to reduce their impact. It can be expected that similar types of State legislation or Constitutional proposals will continue to be introduced. To date, these developments do not appear to have severely decreased the ability of the State and local governments to pay principal and interest on their obligations. Because of the uncertain impact of the aforementioned efforts and legislation, the possible inconsistencies in the terms of existing statutes, and the impossibility of predicting the level of future appropriations and applicability of related statutes to such questions, it is not currently possible to predict the results of such legislation and policies on the long term ability of State and municipal issuers to pay principal and interest on their obligations.

  California's economy is large and diverse, accounting for about 12% of national personal income. Growth was rapid in the 1980s and is expected to continue, although more moderately. California's economy is one of the largest in the world and the State ranks number one among the fifty states in manufacturing, foreign trade, agriculture, construction and tourism. Through the 1980s, the rate of state population growth was more than twice that for the nation, but it has slowed since 1990.

  California suffered a severe economic recession between 1990-1993, largely as a result of deep federal defense budget cuts, which resulted in broad-based revenue shortfalls for the State and many local governments. Southern California was particularly hard-hit. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994, which is expected to continue. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections.

  An expanded discussion is contained in the Statement of Additional
Information.

                       KEYSTONE MISSOURI TAX FREE FUND

DESCRIPTION OF STATE AND LOCAL TAX TREATMENT
  In the opinion of Messrs. Bryan Cave LLP, Missouri tax counsel to the Missouri Tax Free Fund, dividends paid by the Missouri Tax Free Fund that qualify as tax exempt dividends under Section 852(b)(5) of the Code will be exempt from Missouri income tax to the extent that such dividends are derived from interest on obligations issued by the State of Missouri or any of its political subdivisions, or interest on obligations of the U.S. and its territories and possessions to the extent exempt from Missouri income taxes under the laws of the U.S.

  Dividends paid by the Missouri Tax Free Fund, if any, that do not qualify as tax exempt dividends under Section 852(b)(5) of the Code, will be exempt from Missouri income tax only to the extent that such dividends are derived from interest on certain U.S. obligations that the State of Missouri is expressly prohibited from taxing under the laws of the U.S. The portion of such dividends that is not subject to taxation by the State of Missouri may be reduced by interest, or other expenses, in excess of $500 paid or incurred by a shareholder in any taxable year to purchase or carry shares of the Missouri Tax Free Fund or other investments producing income that is includable in federal gross income, but exempt from Missouri income tax.

  Dividends and distributions derived from the Missouri Tax Free Fund's other investment income and its capital gains, to the extent includable in Federal adjusted gross income, will be subject to Missouri income tax. Dividends and distributions paid by the Missouri Tax Free Fund, including dividends that are exempt from Missouri income tax as described above, may be subject to state taxes in states other than Missouri or to local taxes. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

SPECIAL FACTORS AFFECTING MISSOURI
  Missouri's economic base is diversified and includes agriculture, commerce, manufacturing, services, trade and mining. The State's proximity to the geographical and population centers of the nation makes the State an attractive location for business and industry. The State has experienced a significant increase in tourism.

  In recent years, Missouri's wealth indicators have grown at a rate below the 1980s. The State's per capita personal income has been growing at a somewhat slower rate than the nation as a whole. Missouri's unemployment levels have equaled or exceeded the national average in recent years. Defense contracts are important to the State's economy and adverse changes in military appropriations could contribute to the continuation of this pattern.

  The State operates from a General Revenue Fund. The General Fund includes funds received from tax revenues and federal grants. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the State will continue.

  An expanded discussion is contained in the Statement of Additional
Information.

                                                                     EXHIBIT B

                            REDUCED SALES CHARGES

Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Keystone America Funds. Only Class A shares subject to an initial or deferred sales charge are eligible for inclusion in reduced sales charge programs.

  For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or Letters of Intent, the term "Purchaser" includes the following persons: an individual; an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501 (c)(3) or (13) of the Internal Revenue Code; a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code; or other organized groups of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

CONCURRENT PURCHASES
  For purposes of qualifying for a reduced sales charge, a Purchaser may combine concurrent direct purchases of Class A shares of two or more of the "Eligible Funds," as defined below. For example, if a Purchaser concurrently invested $75,000 in one of the other "Eligible Funds" and $75,000 in the Fund, the sales charge would be that applicable to a $150,000 purchase, i.e., 3.75% of the offering price, as indicated in the Sales Charge Schedule in the prospectus.

RIGHT OF ACCUMULATION
  In calculating the sales charge applicable to current purchases of the Fund's Class A shares, a Purchaser is entitled to accumulate current purchases with the current value of previously purchased Class A shares of the Fund and Class A shares of certain other eligible funds that are still held in (or exchanged for shares of and are still held in) the same or another eligible fund ("Eligible Fund(s)"). The Eligible Funds are the Keystone America Funds and Keystone Liquid Trust.

  For example, if a Purchaser held shares valued at $99,999 and purchased an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75% of the offering price as indicated in the Sales Charge schedule. EKSC must be notified at the time of purchase that the Purchaser is entitled to a reduced sales charge, which reduction will be granted subject to confirmation of the Purchaser's holdings. The Right of Accumulation may be modified or discontinued at any time.

LETTER OF INTENT
  A Purchaser may qualify for a reduced sales charge on a purchase of Class A shares of the Fund alone or in combination with purchases of Class A shares of any of the other Eligible Funds by completing the Letter of Intent section of the application. By so doing, the Purchaser agrees to invest within a thirteen-month period a specified amount which, if invested at one time, would qualify for a reduced sales charge. Each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified on the application, as described in this prospectus. The Letter of Intent does not obligate the Purchaser to purchase, nor the Fund to sell, the amount indicated.

  After the Letter of Intent is received by EKSC, each investment made will be entitled to the sales charge applicable to the level of investment indicated on the application. The Letter of Intent may be back-dated up to ninety days so that any investments made in any of the Eligible Funds during the preceding ninety-day period, valued at the Purchaser's cost, can be applied toward fulfillment of the Letter of Intent. However, there will be no refund of sales charges already paid during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount specified in the Letter of Intent. Income and capital gains distributions taken in additional shares will not apply toward completion of the Letter of Intent.

  If total purchases made pursuant to the Letter of Intent are less than the amount specified, the Purchaser will be required to remit an amount equal to the difference between the sales charge paid and the sales charge applicable to purchases actually made. Out of the initial purchase (or subsequent purchases, if necessary) 5% of the dollar amount specified on the application will be held in escrow by EKSC in the form of shares registered in the Purchaser's name. The escrowed shares will not be available for redemption, transfer or encumbrance by the Purchaser until the Letter of Intent is completed or the higher sales charge paid. All income and capital gains distributions on escrowed shares will be paid to the Purchaser or his order.

  When the minimum investment specified in the Letter of Intent is completed (either prior to or by the end of the thirteen-month period), the Purchaser will be notified and the escrowed shares will be released. If the intended investment is not completed, the Purchaser will be asked to remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually attained. If the Purchaser does not within 20 days after written request by the Principal Underwriter or his dealer pay such difference in sales charge, EKSC will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by EKSC. Any redemptions made by the Purchaser during the thirteen-month period will be subtracted from the amount of the purchases for purposes of determining whether the Letter of Intent has been completed. In the event of a total redemption of the account prior to completion of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Purchaser.

  By signing the application, the Purchaser irre-vocably constitutes and appoints EKSC his attorney to surrender for redemption any or all escrowed shares with full power of substitution.

  The Purchaser or his dealer must inform the Principal Underwriter or EKSC that a Letter of Intent is in effect each time a purchase is made.

-------------------------------------------------------------------------------
                                KEYSTONE AMERICA
                                  FUND FAMILY

                                       ()

                                Balanced Fund II
                      Capital Preservation and Income Fund
                           Government Securities Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                                World Bond Fund
                              Tax Free Income Fund
                            California Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                      Global Resoures and Development Fund
                          Small Company Growth Fund II

-------------------------------------------------------------------------------

---------------------
  Evergreen Keystone
---------------------
[logo]  FUNDS  [logo]
---------------------

Evergreen Keystone Distributor, Inc.
230 Park Avenue
New York, New York 10169
CATFF-P Sup. 1/97
3.5M
540096            [recycle symbol]

-------------------------------------------------------------------------------
                                    KEYSTONE

                               [graphic omitted]

                                   CALIFORNIA
                                 TAX FREE FUND
-------------------------------------------------------------------------------

                             ---------------------
                               Evergreen Keystone
                             ---------------------
                              [logo] FUNDS [logo]
                             ---------------------

                                 PROSPECTUS AND
                                  APPLICATION

-------------------------------------------------------------------------------
                                KEYSTONE AMERICA
                                  FUND FAMILY

                                       ()

                                Balanced Fund II
                      Capital Preservation and Income Fund
                           Government Securities Fund
                          Intermediate Term Bond Fund
                             Strategic Income Fund
                                World Bond Fund
                              Tax Free Income Fund
                            California Tax Free Fund
                             Florida Tax Free Fund
                          Massachusetts Tax Free Fund
                             Missouri Tax Free Fund
                             New York Tax Free Fund
                           Pennsylvania Tax Free Fund
                             Fund for Total Return
                           Global Opportunities Fund
                      Hartwell Emerging Growth Fund, Inc.
                                   Omega Fund
                              Fund of the Americas
                      Global Resoures and Development Fund
                          Small Company Growth Fund II

-------------------------------------------------------------------------------

---------------------
  Evergreen Keystone
---------------------
[logo]  FUNDS  [logo]
---------------------

Evergreen Keystone Distributor, Inc.
230 Park Avenue
New York, New York 10169
MOTFF-P Sup. 1/97
3M
540099            [recycle symbol]

-------------------------------------------------------------------------------
                                    KEYSTONE

                               [graphic omitted]

                                    MISSOURI
                                 TAX FREE FUND
-------------------------------------------------------------------------------

                             ---------------------
                               Evergreen Keystone
                             ---------------------
                              [logo] FUNDS [logo]
                             ---------------------

                                 PROSPECTUS AND
                                  APPLICATION

                    KEYSTONE STATE TAX FREE FUND - SERIES II

                       STATEMENT OF ADDITIONAL INFORMATION

                                 MARCH 31, 1996
                         AS SUPPLEMENTED JANUARY 1, 1997

         This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone State Tax Free Fund - Series II (the "FUND") dated March 31, 1996, as supplemented. You may obtain a copy of the prospectus from the Fund's principal underwriter, Evergreen Keystone Distributor, Inc., or your broker-dealer. Evergreen Keystone Distributor, Inc. is located at 230 Park Avenue, New York, New York 10169.


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                   Page

The Fund ..........................................................   2
Investment Policies ...............................................   2
Investment Restrictions ...........................................   4
Valuation and Redemption of Securities ............................   7
Shareholder Services ..............................................   8
Sales Charges .....................................................   8
Distribution Plans ................................................  11
Investment Adviser ................................................  13
Trustees and Officers .............................................  15
Principal Underwriter .............................................  19
Sub-administrator .................................................  20
Brokerage .........................................................  20
Declaration of Trust ..............................................  22
Standardized Total Return and Yield Quotations ....................  24
Additional Information ............................................  25
Appendix A ........................................................ A-1
Appendix B ........................................................ B-1
Financial Statements .............................................. F-1

--------------------------------------------------------------------------------
                                    THE FUND
--------------------------------------------------------------------------------

         The FUND is an open-end management investment company commonly known as a mutual fund. The FUND was formed as a Massachusetts business trust on December 15, 1993. The FUND currently consists of the following two non-diversified separate series evidencing interests in different portfolios of securities:
Keystone California Tax Free Fund ("California Fund") and Keystone Missouri Tax Free Fund ("Missouri Tax Free Fund") (each a "Fund" and collectively, the "Funds.") On or around May 1, 1995, the FUND changed its name from Keystone America State Tax Free Fund - Series II to its present name.

         Keystone Investment Management Company ("Keystone") is each Fund's investment adviser. Evergreen Keystone Distributor, Inc. (formerly Evergreen Funds Distributor, Inc.) ("EKD" or the "Principal Underwriter") is the FUND's principal underwriter. Evergreen Keystone Investment Services, Inc. (formerly Keystone Investment Distributors Company) ("EKIS") is the predecessor to the Principal Underwriter. See "Investment Adviser" and "Principal Underwriter" below.

         The essential information about the FUND and its Funds is contained in its prospectus. This statement of additional information provides additional information about the FUND and its Funds that may be of interest to some investors.

         For special factors affecting each Fund, see Appendix A to this statement of additional information.


--------------------------------------------------------------------------------
                               INVESTMENT POLICIES
--------------------------------------------------------------------------------

         Each Fund invests primarily in municipal obligations that are exempt from federal income tax and are also exempt from certain specified taxes in the state for which it is named. In addition, the Funds invest in certain other securities as described below.

MUNICIPAL OBLIGATIONS

         Municipal obligations include debt obligations issued by or on behalf of a state, a territory or a possession of the United States ("U.S."), the District of Columbia or any political subdivision, agency or instrumentality thereof (for example, counties, cities, towns, villages, districts, authorities) to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal obligations may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to public or private institutions for the construction of facilities, such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds have been or may be issued by or on behalf of public authorities to finance certain privately-operated facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term municipal obligations if the interest paid thereon qualifies as fully exempt from federal income tax. The income of certain types of industrial development bonds used to finance certain privately-operated facilities (qualified private activity bonds) issued after August 7, 1986, while exempt from federal income tax, is includable for the purposes of the calculation of the alternative minimum tax. Other types of industrial development bonds, the proceeds from which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal obligations, although the current federal tax laws place substantial limitations on the size of such issues.

         The two principal classifications of municipal obligations are "general obligation" and limited obligation or "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or revenue source. Their payment may be dependent upon an appropriation by the issuer's legislative body and may be subject to quantitative limitations on the issuer's taxing power. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation or revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, such as the user of the facility. Industrial development bonds that are municipal obligations are, in most cases, revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit quality of industrial development revenue bonds is usually directly related to the credit standing of the owner or user of the facilities. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications, depending on numerous factors.

         The yields on municipal obligations are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal obligations market, the size of a particular offering, and the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Investor Services, Inc. - Municipal Division ("Fitch"), as described herein and in the prospectus, represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal obligations with the same maturity, interest rate and rating may have different yields while municipal obligations of the same maturity and interest rate with different ratings may have the same yield. It should also be noted that the standards of disclosure applicable to and the amount of information relating to the financial condition of issuers of municipal obligations are not generally as extensive as those generally relating to corporations.

         Subsequent to its purchase by a Fund, an issue of municipal obligations or other investment may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Neither event requires the elimination of such obligation from the Fund's portfolio, but Keystone will consider such an event in its determination of whether the Fund should continue to hold such obligation in its portfolio.

         The ability of each Fund to achieve its investment objective is dependent upon the continuing ability of issuers of municipal obligations to meet their obligations to pay interest and principal when due. Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal obligations may be materially affected. In addition, the market for municipal obligations is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations, and similar proposals may well be introduced in the future. The enactment of such a proposal could materially affect the availability of municipal obligations for investment by the Funds and the value of the Funds' portfolios. In which event the FUND would reevaluate the investment objectives and policies of its Funds and consider changes in the structure of the Funds or dissolution.

         The Tax Reform Act of 1986 made significant changes in the federal tax status of certain obligations that were previously fully federally tax-exempt. As a result, three categories of such obligations issued after August 7, 1986 now exist: (1) "public purpose" bonds, the income from which remains fully exempt from federal income tax; (2) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code") is includable in the calculation of the federal alternative minimum tax; and (3) "private activity" (private purpose) bonds, the income from which is not exempt from federal income tax. A Fund will not invest in private purpose bonds and, except as described under "Other Eligible Investments," will not invest in qualified "private activity" industrial development bonds whose distributions are subject to the alternative minimum tax.

OTHER ELIGIBLE INVESTMENTS

         A Fund may invest up to 20% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in the following types of instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1 (the highest grade by S&P), Prime-1 (the highest grade by Moody's) or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations that have at least $1 billion in assets as of the date of their most recently published financial statements that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations (maturing in 13 months or less) that at the date of investment are rated A or better by S&P or Moody's; (4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S.; (5) qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Code, is includable in the calculation of the federal alternative minimum tax; and (6) municipal obligations, the income of which is exempt from federal income tax. Each Fund will assume a temporary defensive position when, for example, Keystone determines that market conditions so warrant. If a Fund is investing defensively, it is not pursuing its objective.


--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

         The investment restrictions set forth below are fundamental for each Fund and may not be changed without the vote of a majority of such Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value. Each Fund may not do the following:

         (1) purchase any security of any issuer (other than issues of the U.S. government, its agencies or instrumentalities) if as a result more than 25% of its total assets would be invested in a single industry, including in industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and a Fund may invest more than 25% of its assets in industrial development bonds;

         (2) invest more than 15% of its assets in securities which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued such securities on its books;

         (3) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operation;

         (4) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets;

         (5) issue senior securities; the purchase or sale of securities on a "when issued" basis or collateral arrangement with respect to the writing of options on securities, are not deemed to be the issuance of a senior security;

         (6) borrow money or enter into reverse repurchase agreements, except that a Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made;

         (7) purchase securities on margin except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (8) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (9) make loans, except that a Fund may purchase or hold debt securities consistent with its investment objectives, lend portfolio securities valued at not more than 15% of its total assets to broker-dealers and enter into repurchase agreements;

         (10) purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (11) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and may engage in currency or other financial futures contracts and related options transactions;

         (12) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective; and

         (13) participate on a joint, or a joint and several, basis in any trading account in securities; the "bunching" of orders for the sale or purchase of portfolio securities with other funds advised by Keystone or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution is not considered participation in a trading account in securities.

         The Funds are non-diversified under the federal securities laws. As non-diversified Funds, there is no restriction under the 1940 Act on the percentage of assets that may be invested at any time in the securities of any one issuer. The Funds intend to comply, however, with the Code's diversification requirements and other requirements applicable to "regulated investment companies" so that they will not be subject to U.S. federal income tax on income and capital gain distributions to shareholders. For this reason, each Fund has adopted the additional investment restriction set forth below, which may not be changed without the approval of shareholders. Specifically, a Fund may not purchase a security if more than 25% of the Fund's total assets would be invested in the securities of a single issuer (other than the U.S. government, its agencies and instrumentalities) or, with respect to 50% of the Fund's total assets, if more than 5% of such assets would be invested in the securities of a single issuer (other than the U.S. government, its agencies and instrumentalities).

         As a matter of practice, each Fund treats reverse repurchase agreements as borrowings for purposes of compliance with the limitations of the 1940 Act. Reverse repurchase agreements will be taken into account along with borrowings from banks for purposes of the 5% limit set forth in the sixth fundamental investment restriction above.

         To the extent the Funds are not fully diversified, they may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if the Funds were more broadly diversified.

         Additional restrictions adopted for each Fund, which may be changed by the Board of Trustees, provide that a Fund may not purchase or retain securities of an issuer if, to the knowledge of the FUND, officers, Trustees or Directors of the FUND or Keystone each owning beneficially more than 1/2 of 1% of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer, or such persons or management personnel of the FUND or Keystone have a substantial beneficial interest in the securities of such issuer. Portfolio securities of a Fund may not be purchased from or sold or loaned to Keystone or any affiliate thereof or any of their Directors, officers or employees.

         None of the Funds presently intend to invest more than 25% of total assets in municipal obligations, the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal obligations may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated.

         For the purposes of the first, third, and twelfth fundamental investment restrictions set forth above, each Fund will treat (1) each state, territory and possession of the U.S., the District of Columbia and, if its assets and revenues are separate from those of the entity or entities creating it, each political subdivision, agency and instrumentality of any one (or more, as in the case of a multistate authority or agency) of the foregoing as an issuer of all securities that are backed primarily by its assets or revenues;
(2) each company as an issuer of all securities that are backed primarily by its assets or revenues; and (3) each of the foregoing entities as an issuer of all securities that it guarantees; provided, however, that for the purpose of the first fundamental investment restriction no entity shall be deemed to be an issuer of a security that it guarantees so long as no more than 10% of a Fund's total assets (taken at current value) are invested in securities guaranteed by the entity and securities of which it is otherwise deemed to be an issuer.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.


--------------------------------------------------------------------------------
                     VALUATION AND REDEMPTION OF SECURITIES
--------------------------------------------------------------------------------

         Current values for each Fund's portfolio securities may be determined in the following manner:

         1. securities for which market quotations are readily available are valued at the mean of the bid and asked prices at the time of valuation;

         2. (a) instruments having maturities of sixty days or less when purchased are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

            (b) investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which, in either case, reflects fair value as determined by the FUND's Board of Trustees;

         3. short-term instruments having maturities of more than sixty days for which market quotations are readily available are valued at current market value; and

         4. the following securities are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees: (a) securities, including restricted securities, for which market quotations are not readily available; and (b) other assets.

         The FUND believes that reliable market quotations are generally not readily available for purposes of valuing municipal obligations. As a result, depending on the particular municipal obligations owned by a Fund, it is likely that most of the valuations for such obligations will be based upon their fair value determined under procedures approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of each Fund's municipal obligations and certain other securities.

         Non tax-exempt securities for which market quotations are readily available are valued on a consistent basis at that price quoted that, in the opinion of the Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

REINVESTMENT PRIVILEGE

         A shareholder may elect to make a reinvestment purchase with any part of the proceeds of a total or partial redemption of Fund shares. Upon making such an election, the FUND will waive the applicable sales charge. Such an election must be made within 30 days of the date of such redemption and the purchase must be of shares of the same Fund. The number of shares credited upon reinvesting will be based on the net asset value of the Fund's shares next computed following receipt of the proceeds and request for reinvestment. If a shareholder exercises this reinvestment privilege, any tax loss realized upon the original sale of Fund shares will not be recognized for federal income tax purposes. Any capital gains, however, would be recognized for federal income tax purposes. This reinvestment privilege may be used only once with respect to any shareholder. For tax reporting purposes, the FUND will treat a redemption and subsequent reinvestment purchase as separate transactions.

OTHER SERVICES

         Please refer to the prospectus for more information on shareholder services.


--------------------------------------------------------------------------------
                                  SALES CHARGES
--------------------------------------------------------------------------------

         Each Fund offers three classes of shares that differ primarily with respect to sales charges and distribution fees. As described below, depending upon the class of shares that you purchase, a Fund will impose a sales charge when you purchase Fund shares, a contingent deferred sales charge (a "CDSC") when you redeem Fund shares or no sales charges at all. A Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans"). If imposed, a Fund deducts CDSCs from the redemption proceeds you would otherwise receive. CDSCs attributable to your shares are, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Principal Underwriter or its predecessor. See the prospectus for additional information on a particular class.

CLASS DISTINCTIONS

Class A Shares
         With certain exceptions, when you purchase Class A shares after January 1, 1997, you will pay a maximum sales charge of 4.75%, payable at the time of purchase. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

Class B Shares
         Each Fund offers Class B shares at net asset value (without an initial sales charge). With respect to Class B shares purchased after January 1, 1997, each Fund charges a CDSC on shares redeemed as follows:

         Redemption Timing                                         CDSC Rate
         -----------------                                         ---------
         Month of purchase and the first twelve-month
              period following the month of purchase ...............  5.00%
         Second twelve-month
              period following the month of purchase ...............  4.00%
         Third twelve-month
              period following the month of purchase ...............  3.00%
         Fourth twelve-month
              period following the month of purchase ...............  3.00%
         Fifth twelve-month
              period following the month of purchase ...............  2.00%
         Sixth twelve-month
              period following the month of purchase ...............  1.00%
         Thereafter ................................................  0.00%

         Class B shares purchased after January 1, 1997, that have been outstanding for seven years after the month of purchase, will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Keystone Service Company (formerly Keystone Investor Resource Center, Inc.) ("EKSC") the FUND's transfer and dividend disbursing agent.)

Class C Shares
         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Underwriter. Each Fund offers Class C shares at net asset value (without an initial sales charge). With certain exceptions, however, a Fund will charge a CDSC of 1.00%, if you redeem shares purchased after January 1, 1997, during the month of your purchase and the 12-month period following the month of your purchase. See "Calculation of Contingent Deferred Sales Charge" below.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE

         Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net cost of such shares. Upon request for redemption, a Fund will redeem shares not subject to the CDSC first. Thereafter, a Fund will redeem shares held the longest first.

SHARES THAT ARE NOT SUBJECT TO A SALES CHARGE OR CDSC

Exchanges
         A Fund does not charge a CDSC when you exchange your shares for the shares of the same class of another Keystone America Fund. However, if you are exchanging shares that are still subject to a CDSC, the CDSC will carry over to the shares you acquire by the exchange. Moreover, a Fund will compute any future CDSC based upon the date you originally purchased the shares you tendered for exchange.

Waiver of Sales Charges
         Purchases of Class A shares made after January 1, 1997, (i) in the amount of $1 million or more; (ii) by a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan"); or (iii) by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; and (e) employees of First Union National Bank of North Carolina ("FUNB") and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of a Fund, and members of the immediate families of such employees, will be at net asset value without the imposition of a front-end sales charge. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

         Shares of a Fund may also be sold, to the extent permitted by applicable law, regulations, interpretations, or exemptions, at net asset value without the imposition of an initial sales charge to (1) certain Directors, Trustees, officers, full-time employees or sales representatives of the Fund, Keystone, the Principal Underwriter, and certain of their affiliates who have been such for not less than ninety days, and to members of the immediate families of such persons; (2) a pension and profit-sharing plan established by such companies, their subsidiaries and affiliates, for the benefit of their Directors, Trustees, officers, full-time employees, and sales representatives; or (3) a registered representative of a firm with a dealer agreement with the Principal Underwriter; provided, however, that all such sales are made upon the written assurance that the purchase is made for investment purposes and that the securities will not be resold except through redemption by a Fund.

         No initial sales charge or CDSC is imposed on purchases or redemptions of shares of a Fund by a bank or trust company in a single account in the name of such bank or trust company as trustee, if the initial investment in shares of a Fund or any fund in the Keystone Investments Family of Funds, purchased pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1.00% of the amount invested.

         With respect to Class C shares purchased by a Qualifying Plan, no CDSC will be imposed on any redemptions made specifically by an individual participant in the Qualifying Plan. This waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets.

         In addition, no CDSC is imposed on a redemption of shares of a Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of an account having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1.0% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.


--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Funds, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1 (a "Distribution Plan").

         The Funds' Class A, B, and C Distribution Plans have been approved by the FUND's Board of Trustees, including a majority of the Trustees who are not interested persons of the FUND, as defined in the 1940 Act, and who have no direct or indirect financial interest in the Distribution Plans or any agreement related thereto (the "Independent Trustees").

         The NASD limits the amount that a Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

CLASS A DISTRIBUTION PLAN

         The Class A Distribution Plan provides that a Fund may expend daily amounts at an annual rate, which is currently limited to 0.15% of such Fund's average daily net asset value attributable to Class A shares, to finance any activity that is primarily intended to result in the sale of Class A shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter to enable the Principal Underwriter to pay or to have paid to others who sell Class A shares a service or other fee, at any such intervals as the Principal Underwriter may determine, in respect of Class A shares maintained by any such recipient and outstanding on the books of such Fund for specified periods.

         Amounts paid by a Fund under the Class A Distribution Plan are currently used to pay others, such as broker-dealers, service fees at an annual rate of up to 0.15% of the average net asset value of Class A shares maintained by such others and outstanding on the books of such Fund for specified periods.

CLASS B DISTRIBUTION PLANS

         The Class B Distribution Plans provide that a Fund may expend daily amounts at an annual rate of up to 1.00% (currently limited to 0.90%) of such Fund's average daily net asset value attributable to Class B shares to finance any activity that is primarily intended to result in the sale of Class B shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter and/or its predecessor. Payments are made to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class B shares sold since inception of a Distribution Plan; (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class B shares maintained by any such recipient and outstanding on the books of such Fund for specified periods; and
(3) as interest.

         The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4.00% of the price paid for each Class B share sold. The broker-dealer or other party may also receive service fees at an annual rate of 0.15% of the average daily net asset value of such Class B share maintained by the recipient and outstanding on the books of a Fund for specified periods.

         The Principal Underwriter intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plans that exceed current annual payments permitted to be received by the Principal Underwriter from a Fund ("Advances"). The Principal Underwriter intends to seek full reimbursement of such Advances from such Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by such Fund would be within the permitted limits. If the FUND's Independent Trustees authorize such reimbursements of Advances, the effect would be to extend the period of time during which such Fund incurs the maximum amount of costs allowed by the Class B Distribution Plans.

         In connection with financing its distribution costs, including commission advances to broker-dealers and others, EKIS, the predecessor to the Principal Underwriter sold to a financial institution substantially all of its 12b-1 fee collection rights and CDSC collection rights in respect of Class B shares sold during the period beginning approximately June 1, 1995 through November 30, 1996. The FUND has agreed not to reduce the rate of payment of 12b-1 fees in respect of such Class B shares unless it terminates such shares' Distribution Plan completely. If it terminates such Distribution Plans, the Funds may be subject to adverse distribution consequences.

         The financing of payments made by the Principal Underwriter to compensate broker-dealers or other persons for distributing shares of the Funds will be provided by FUNB or its affiliates.

CLASS C DISTRIBUTION PLAN

         The Class C Distribution Plan provides that a Fund may expend daily amounts at an annual rate of up to 1.00% (currently limited to 0.90%) of such Fund's average daily net asset value attributable to Class C shares to finance any activity that is primarily intended to result in the sale of Class C shares, including, without limitation, expenditures consisting of payments to the Principal Underwriter and/or its predecessor. Payments are made to the Principal Underwriter (1) to enable the Principal Underwriter to pay to others (broker-dealers) commissions in respect of Class C shares sold since inception of the Distribution Plan; (2) to enable the Principal Underwriter to pay or to have paid to others a service fee, at such intervals as the Principal Underwriter may determine, in respect of Class C shares maintained by any such recipient and outstanding on the books of such Fund for specified periods; and
(3) as interest.

         The Principal Underwriter generally reallows to broker-dealers or others a commission in the amount of 0.75% of the price paid for each Class C share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share sold. Beginning approximately fifteen months after purchase, broker-dealers or others receive a commission at an annual rate of 0.75% (subject to NASD rules) plus service fees at the annual rate of 0.25%, respectively, of the average daily net asset value of each Class C share maintained by the recipient and outstanding on the books of a Fund for specified periods.

DISTRIBUTION PLANS - GENERAL

         The total amounts paid by a Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limits specified above. The amounts and purposes of expenditures under a Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the implementation or operation of a Distribution Plan, and may also require that total expenditures by a Fund under a Distribution Plan be kept within limits lower than the maximum amount permitted by such Distribution Plan as stated above.

         Each of the Distribution Plans may be terminated at any time by a vote of the Independent Trustees, or by vote of a majority of the outstanding voting shares of the respective class of Fund shares. If the Class B Distribution Plan is terminated, the Principal Underwriter and EKIS will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such Advances.

         Any change in a Distribution Plan that would materially increase the distribution expenses of a Fund provided for in a Distribution Plan requires shareholder approval. Otherwise, a Distribution Plan may be amended by votes of the majority of both (1) the FUND's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on each amendment.

         While a Distribution Plan is in effect, the FUND will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the FUND have determined that the sales of the Funds' shares resulting from payments under the Distribution Plans have benefited the respective Fund.

         For the period February 1, 1994 (Commencement of Operations) to November 30, 1994, the California Fund and the Missouri Tax Free Fund paid EKIS
(i) $2,813, and $1,634, respectively, pursuant to each Fund's Class A Distribution Plan; (ii) $60,793, and $61,502, respectively, pursuant to each Fund's Class B Distribution Plan; and (iii) $3,259, and $6,508, respectively, pursuant to each Fund's Class C Distribution Plan.

         For the fiscal year ended November 30, 1995, the California Fund paid EKIS $5,342, $144,008 ($123,756 with respect to Class B shares sold prior to June 1, 1995 and $20,252 with respect to Class B shares sold on or after June 1,
1995) and $9,218 pursuant to its Class A, Class B and Class C Distribution Plans, respectively. These amounts were used to pay commissions and services.

         For the fiscal year ended November 30, 1995, the Missouri Tax Free Fund paid EKIS $4,684, $154,093 ($145,112 with respect to Class B shares sold prior to June 1, 1995 and $8,981 with respect to Class B shares sold on or after June 1, 1995) and $14,349 pursuant to its Class A, Class B and Class C Distribution Plans, respectively. These amounts were used to pay commissions and services.


--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

         Subject to the general supervision of the FUND's Board of Trustees, Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, provides investment advice, management and administrative services to each Fund. Keystone, organized in 1932, is a wholly-owned subsidiary of Keystone Investments, 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         On December 11, 1996, the predecessor corporation to Keystone Investments and indirectly each subsidiary of Keystone Investments, including Keystone, were acquired (the "Acquisition") by FUNB, a wholly-owned subsidiary of First Union Corporation ("First Union"). The predecessor corporation to Keystone Investments was acquired by FUNB by merger into a wholly-owned subsidiary of FUNB, which entity then succeeded to the business of the predecessor corporation. Contemporaneously with the Acquisition, each Fund entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD, a wholly-owned subsidiary of Furman Selz LLC ("Furman Selz"). The new investment advisory agreement (the "Advisory Agreement") was approved by the shareholders of each Fund on December 9, 1996, and became effective on December 11, 1996.

         Keystone Investments and each of its subsidiaries, including Keystone, are now indirectly owned by First Union. First Union is headquartered in Charlotte, North Carolina, and had $133.9 billion in consolidated assets as of September 30, 1996. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB, together with Lieber & Company and Evergreen Asset Management Corp., wholly-owned subsidiaries of FUNB, manage or otherwise oversee the investment of over $50 billion in assets belonging to a wide range of clients, including the Evergreen Family of Funds.

         Pursuant to the Advisory Agreement and subject to the supervision of the FUND's Board of Trustees, Keystone furnishes to each Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of each Fund's assets. Keystone pays for all of the expenses incurred in connection with the provision of its services.

         Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by Keystone, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan; (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the SEC or under state or other securities laws;
(11) expenses of preparing, printing and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the FUND on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund.

         Each Fund pays Keystone a fee for its services at the annual rate of:

Management                                           Aggregate Net Asset Value
Fee                                                  of the shares of the Fund
------------------------------------------------------------------------------

0.55%  of the first                                        $  50,000,000, plus
0.50%  of the next                                         $  50,000,000, plus
0.45%  of the next                                         $ 100,000,000, plus
0.40%  of the next                                         $ 100,000,000, plus
0.35%  of the next                                         $ 100,000,000, plus
0.30%  of the next                                         $ 100,000,000, plus
0.25%  of amounts over                                     $ 500,000,000.

Keystone's fee is computed as of the close of business each business day and payable daily.

         Under the Advisory Agreement, any liability of Keystone in connection with rendering services thereunder is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the FUND or by a vote of a majority of a Fund's outstanding shares (as defined in the 1940 Act). In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the FUND's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

         For the period February 1, 1994 (commencement of operations) to November 30, 1994, the California Fund and the Missouri Tax Free Fund paid or accrued to Keystone investment management and administrative services fees of $49,627 and $47,930, respectively.

         For the fiscal year ended November 30, 1995, the California Fund and the Missouri Tax Free Fund paid or accrued to Keystone investment management and administrative service fees of $113,353 and $120,166, respectively. These amounts represented 0.55% and 0.55% of the respective Fund's average net assets.

         Keystone has voluntarily limited the expenses of Class A shares of each Fund to 0.75% of average daily net assets of such class and has voluntarily limited the expenses of Class B and C shares of each Fund to 1.50% of average daily net assets of such class. Keystone currently intends to continue the foregoing expense limitations on a calendar month-by-month basis. Keystone will periodically evaluate the expense limitations and may modify or terminate them in the future. Keystone will not be required to make such reimbursement to the extent it would result in a Fund's inability to qualify as a regulated investment company under the provisions of the Code. In accordance with certain expense limitations, for the fiscal period ended November 30, 1995, Keystone reimbursed the California Fund and the Missouri Tax Free Fund (i) $21,353 and $18,923, respectively, with respect to each Fund's Class A shares; (ii) $94,978 and $104,097, respectively, with respect to each Fund's Class B shares; and
(iii) $5,946 and $9,601, respectively, with respect to each Fund's Class C shares.


--------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

         Trustees and officers of the FUND, their principal occupations and some of their affiliations over the last five years are as follows:

FREDERICK AMLING:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Professor, Finance Department, George Washington
                           University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of all the Evergreen funds other than Evergreen Investment Trust; real estate developer and construction consultant; and President of Centrum
                           Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III:     Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management
                           Corporation (investment advice).

FOSTER BAM:                Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of all the Evergreen funds other than Evergreen Investment Trust; Partner in the law firm of Cummings & Lockwood; Director, Symmetrix, Inc.
                           (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd.
                           (Manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and
                           Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL:        Chairman of the Board, Chief Executive Officer and
                           Trustee of the Fund; Chairman of the Board, Chief
                           Executive Officer and Trustee or Director of all other funds in the Keystone Investments Families of Funds; Chairman of the Board and Trustee of Anatolia
                           College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board, Director and Chief
                           Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Principal, Padanaram Associates, Inc.; and former
                           Executive Director, Coalition of Essential Schools,
                           Brown University.

CHARLES F. CHAPIN:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD:            Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee, Treasurer and Chairman of the Finance
                           Committee, Cambridge College; Chairman Emeritus and
                           Director, American Institute of Food and Wine;
                           Chairman and President, Oldways Preservation and
                           Exchange Trust (education); former Chairman of the
                           Board, Director, and Executive Vice President, The
                           London Harness Company; former Managing Partner,
                           Roscommon Capital Corp.; former Chief Executive
                           Officer, Gifford Gifts of Fine Foods; former
                           Chairman, Gifford, Drescher & Associates
                           (environmental consulting); and former Director,
                           Keystone Investments and Keystone.

JAMES S. HOWELL:           Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman and Trustee of the Evergreen funds; former
                           Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance Inc.
                           (food manufacturing).

LEROY KEITH, JR.:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman of the Board and Chief Executive Officer,
                           Carson Products Company; Director of Phoenix Total
                           Return Fund and Equifax, Inc.; Trustee of Phoenix
                           Series Fund, Phoenix Multi-Portfolio Fund, and The
                           Phoenix Big Edge Series Fund; and former President,
                           Morehouse College.

F. RAY KEYSER, JR.:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman and Of Counsel, Keyser, Crowley & Meub,
                           P.C.; Member, Governor's (VT) Council of Economic
                           Advisers; Chairman of the Board and Director, Central
                           Vermont Public Service Corporation and Lahey
                           Hitchcock Clinic; Director, Vermont Yankee Nuclear
                           Power Corporation, Grand Trunk Corporation, Grand
                           Trunk Western Railroad, Union Mutual Fire Insurance
                           Company, New England Guaranty Insurance Company,
                           Inc., and the Investment Company Institute; former
                           Director and President, Associated Industries of
                           Vermont; former Director of Keystone, Central Vermont
                           Railway, Inc., S.K.I. Ltd., and Arrow Financial
                           Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONELL:        Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Sales
                           Representative with Nucor-Yamoto, Inc. (Steel producer).

THOMAS L. MCVERRY:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; former Vice President and Director of Rexham Corporation; and former
                           Director of Carolina Cooperative Federal Credit
                           Union.

*WILLIAM WALT PETTIT:      Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Vice Chair and former Executive Vice President, DHR
                           International, Inc. (executive recruitment); former
                           Senior Vice President, Boyden International Inc.
                           (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411
                           International, Inc., and J& M Cumming Paper Co.

RUSSELL A. SALTON, III MD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Families of Funds; Trustee of the Evergreen funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S. SCOFIELD:       Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Trustee of the Evergreen funds; and Attorney, Law
                           Offices of Michael S. Scofield.

RICHARD J. SHIMA:          Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Chairman, Environmental Warranty, Inc. (Insurance agency); Executive Consultant, Drake Beam Morin, Inc.
                           (executive outplacement); Director of Connecticut
                           Natural Gas Corporation, Hartford Hospital, Old State
                           House Association, Middlesex Mutual Assurance
                           Company, and Enhance Financial Services, Inc.;
                           Chairman, Board of Trustees, Hartford Graduate
                           Center; Trustee, Greater Hartford YMCA; former
                           Director, Vice Chairman and Chief Investment Officer,
                           The Travelers Corporation; former Trustee,
                           Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

*ANDREW J. SIMONS:         Trustee of the Fund; Trustee or Director of all other
                           funds in the Keystone Investments Families of Funds;
                           Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky
                           & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College
                           School of Law; and former President, Nassau County
                           Bar Association.

JOHN J. PILEGGI:           President and Treasurer of the Fund; President and
                           Treasurer of all other funds in the Keystone
                           Investments Families of Funds; President and
                           Treasurer of the Evergreen funds; Senior Managing
                           Director, Furman Selz LLC since 1992; Managing
                           Director from 1984 to 1992; 230 Park Avenue, Suite
                           910, New York, NY.

GEORGE O. MARTINEZ:        Secretary of the Fund; Secretary of all other funds
                           in the Keystone Investments Families of Funds; Senior
                           Vice President and Director of Administration and
                           Regulatory Services, BISYS Fund Services; 3435
                           Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the FUND within the meaning of the 1940 Act.

         Mr. Bissell is deemed an "interested person" of the FUND by virtue of his ownership of stock of First Union Corporation ("First Union"), of which Keystone is an indirect wholly-owned subsidiary. See "Investment Adviser." Mr. Pettit and Mr. Simons may each be deemed an "interested person" as a result of certain legal services rendered to a subsidiary of First Union by their respective law firms, Holcomb and Pettit, P.A. and Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C. As of the date hereof, Mr. Pettit and Mr. Simons are each applying for an exemption from the SEC which would allow them to retain their status as an Independent Trustee.

         After the transfer of EKD and its related mutual fund distribution and administration business to BISYS, it is expected that all of the officers of the FUND will be officers and/or employees of BISYS. See "Sub-administrator."

         During the fiscal year ended November 30, 1995, no Trustee or officer received any direct remuneration from the FUND. Annual retainers and meeting fees paid by all funds in the Keystone Investments Families of Funds (which includes more than thirty mutual funds) for the calendar year ended December 31, 1995 totaled approximately $450,716. As of December 31, 1995, none of the Trustees or officers beneficially owned any of the FUND's then outstanding Class A, Class B and Class C shares, respectively.

         Except as set forth above, the address of all of the FUND's Trustees and officers and the address of the FUND is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


--------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
--------------------------------------------------------------------------------

         The FUND has entered into Principal Underwriting Agreements (each an "Underwriting Agreement") with EKD with respect to each class. EKD, which is not affiliated with First Union, replaces EKIS as the FUND's principal underwriter. EKIS may no longer act as principal underwriter of the FUND due to regulatory restrictions imposed by the Glass-Steagall Act upon national banks such as FUNB and their affiliates, that prohibit such entities from acting as the underwriters of mutual fund shares. While EKIS may no longer act as principal underwriter of the FUND as discussed above, EKIS may continue to receive compensation from the FUND or the Principal Underwriter in respect of underwriting and distribution services performed prior to the termination of EKIS as principal underwriter. In addition, EKIS may also be compensated by the Principal Underwriter for the provision of certain marketing support services to the Principal Underwriter at an annual rate of up to .75% of the average daily net assets of a Fund, subject to certain restrictions.

         The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreements provide that the Principal Underwriter will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. The Principal Underwriter or EKIS, its predecessor, may receive payments from the FUND pursuant to the Distribution Plans.

         All subscriptions and sales of shares by the Principal Underwriter are at the public offering price of the shares, which is determined in accordance with the provisions of the FUND's Declaration of FUND, By-Laws, current prospectuses and statement of additional information. All orders are subject to acceptance by the FUND and the FUND reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreements, the FUND is not liable to anyone for failure to accept any order.

         Each Fund has agreed under the Underwriting Agreements to pay all expenses in connection with the registration of its shares with the SEC and auditing and filing fees in connection with the registration of its shares under the various state "blue-sky" laws.

         The Principal Underwriter has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Principal Underwriter has also agreed that it will indemnify and hold harmless the FUND and each person who has been, is, or may be a Trustee or officer of the FUND against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Principal Underwriter or any other person for whose acts the Principal Underwriter is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the FUND.

         Each Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the FUND's Independent Trustees, and (ii) by vote of a majority of the FUND's Trustees, in each case, cast in person at a meeting called for that purpose.

         Each Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. Each Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Principal Underwriter's judgment, it could benefit the sales of shares, the Principal Underwriter may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


--------------------------------------------------------------------------------
                                SUB-ADMINISTRATOR
--------------------------------------------------------------------------------

         Furman Selz provides officers and certain administrative services to each Fund pursuant to a sub-administration agreement. For its services under that agreement Furman Selz will receive from Keystone an annual fee at the maximum annual rate of .01% of the average daily net assets of each Fund. Furman Selz is located at 230 Park Avenue, New York, New York 10169.

         It is expected that on or about January 2, 1997, Furman Selz will transfer EKD, and its related mutual fund distribution and administration business, to BISYS Group, Inc. ("BISYS"). At that time, BISYS will succeed as sub-administrator for each Fund. It is not expected that the acquisition of the mutual fund distribution and administration business by BISYS will affect the services currently provided by EKD or Furman Selz.


--------------------------------------------------------------------------------
                                    BROKERAGE
--------------------------------------------------------------------------------

SELECTION OF BROKERS

         In effecting transactions in portfolio securities for a Fund, Keystone seeks the best execution of orders at the most favorable prices. Keystone determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things:

          1.   overall direct net economic result to such Fund;

          2.   the efficiency with which the transaction is effected;

          3. the broker's ability to effect the transaction where a large block is involved;

          4. the broker's readiness to execute potentially difficult transactions in the future;

          5.   the financial strength and stability of the broker; and

          6. the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information.

         The Funds' management weighs these considerations in determining the overall reasonableness of the brokerage commissions paid.

         Should a Fund or Keystone receive research and other statistical and factual information from a broker, such Fund would consider such services to be in addition to, and not in lieu of, the services Keystone is required to perform under the Advisory Agreement (as defined below). Keystone believes that the cost, value and specific application of such information are indeterminable and cannot be practically allocated between a Fund and its other clients who may indirectly benefit from the availability of such information. Similarly, a Fund may indirectly benefit from information made available as a result of transactions effected for Keystone's other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone follows such a practice, it will do so on a basis that is fair and equitable to the Funds.

         Neither any Fund nor Keystone intends on placing securities transactions with any particular broker. The FUND's Board of Trustees has determined, however, that a Fund may consider sales of such Fund's shares as a factor in the selection of brokers to execute portfolio transactions, subject to the requirements of best execution described above.

BROKERAGE COMMISSIONS

         The FUND expects that purchases and sales of municipal obligations and temporary instruments usually will be principal transactions. Municipal obligations and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by a Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, each Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

         In order to take advantage of the availability of lower purchase prices, a Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities.

         Keystone makes investment decisions for each Fund independently from those of its other clients. It may frequently develop, however, that Keystone will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, Keystone will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, the FUND believes that in other cases its ability to participate in volume transactions will produce better executions.

         A Fund does not purchase portfolio securities from or sell portfolio securities to Keystone, the Principal Underwriter, or any of their affiliated persons, as defined in the 1940 Act.

         The Board of Trustees will, from time to time, review the FUND's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

         During the fiscal period ended November 30, 1994 and the fiscal year ended November 30, 1995, the FUND did not pay any brokerage commissions.


--------------------------------------------------------------------------------
                              DECLARATION OF TRUST
--------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The FUND is a Massachusetts business trust established under a Declaration of Trust dated September 13, 1990 ("Declaration of Trust"). The FUND is similar in most respects to a business corporation. The principal distinction between the FUND and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust was filed as an exhibit to the FUND's Registration Statement. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of classes of shares. Each share of a Fund represents an equal proportionate interest in such Fund with each other share of the Fund. Upon liquidation, Fund shares are entitled to a pro rata share of the Fund based on the relative net assets of each class.

SHAREHOLDER LIABILITY

         Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. If the FUND were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the FUND's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the FUND; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the FUND or the Trustees; and (3) provides for indemnification out of FUND property for any shareholder held personally liable for the obligations of the FUND.

VOTING RIGHTS
         No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting to elect Trustees no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Funds and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the FUND or promoting the interests of the FUND and its Funds and the shareholders.


--------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
--------------------------------------------------------------------------------

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The total returns for the Class A shares of the California Fund and the Missouri Tax Free Fund for the fiscal year ended November 30, 1995 were 13.95% and 14.16%, respectively, including applicable sales charges. The total returns for the Class B shares of the California Fund and the Missouri Tax Free Fund for the fiscal year ended November 30, 1995 were 14.95% and 14.79%, respectively, including applicable sales charges. The total returns for the Class C shares of the California Fund and the Missouri Tax Free Fund for the fiscal year ended November 30, 1995 were 18.69% and 18.78%, respectively.

         Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any.

         The current yields for the Class A shares of the California Fund and the Missouri Tax Free Fund for the 30-day period ended November 30, 1995 were 4.70% and 4.77%, respectively. The current yields for the Class B shares of the California Fund and the Missouri Tax Free Fund for the 30-day period ended November 30, 1995 were 4.28% and 4.26%, respectively. The current yields for the Class C shares of the California Fund and the Missouri Tax Free Fund for the 30-day period ended November 30, 1995 were 4.28% and 4.25%, respectively.

         Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield.

         The tax equivalent yields for the Class A shares of the California Fund and the Missouri Tax Free Fund for an investor in the 31% federal tax bracket for the 30-day period ended November 30, 1995 were 6.81% and 6.91%, respectively. The tax equivalent yields for the Class B shares of the California Fund and the Missouri Tax Free Fund for an investor in the 31% federal tax bracket for the 30-day period ended November 30, 1995 were 6.20% and 6.17%, respectively. The tax equivalent yields for the Class C shares of the California Fund and the Missouri Tax Free Fund for an investor in the 31% federal tax bracket for the 30-day period ended November 30, 1995 were 6.20% and 6.16%, respectively.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.


--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorized payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act, to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

GENERAL

         As of January 1, 1996, the following shareholders of record owned 5% or more of the California Fund's outstanding Class A shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Merrill Lynch Pierce Fenner & Pierce                        13.404%
         Attn: Book Entry
         4800 Deer Lake Drive East, 3rd Floor
         Jacksonville, FL 32246-6484

         As of January 1, 1996, the following shareholders of record owned 5% or more of the California Fund's outstanding Class B shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Merrill Lynch Pierce Fenner & Pierce                        19.033%
         Attn: Book Entry
         4800 Deer Lake Drive East, 3rd Floor
         Jacksonville, FL 32246-6484

         As of January 1, 1996, the following shareholders of record owned 5% or more of the California Fund's outstanding Class C shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Victor E. Rylander                                          12.811%
         Lucille Rylander JT WROS
         4102 Caflur Avenue
         San Diego, CA 92117-4436

         Alex Brown & Sons Inc.                                       6.994%
         FBO 489-31533-14
         PO Box 1346
         Baltimore, MD 21203-1346

         Prudential Securities FBO                                    6.862%
         Rakesh C. Gupta
         Neelam Gupta CO-TTEES
         FBO Gupta Family Living Trust 12/22/94
         Hemet, CA 92544

         Prudential Securities FBO                                    6.622%
         Betty Riback
         13 Dartmouth Dr
         Rancho Mirage, CA 92270-3151

         Merrill Lynch Pierce Fenner & Smith                          6.584%
         ATTN: Book Entry
         4800 Deer Lake Dr E 3rd Fl
         Jacksonville, FL 32246-6484

         Richard B Smith                                              6.153%
         Doris M. Smith TTEE
         U/A DTD 04-08-93
         Smith Trust
         4853 Mt. Royal Court
         San Diego, CA 92117-2917

         Kenneth E Everett                                            5.583%
         FBO The Everett Family Trust
         U/A DTD 05-18-77
         3548 Herman Dr
         Lafayette, CA 94549-4931

         Prudential Securities FBO                                    5.269%
         Ferne Rinnig TTEE
         Ferne Rinnig
         Intervivos Trust U/A DTD
         12955 Riverside Dr Apt 203
         Sherman Oaks, CA 91423-2201

         As of January 1, 1996, the following shareholders of record owned 5% or more of the Missouri Tax Free Fund's outstanding Class A shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Shoji Entertainment Inc.                                    60.522%
         2709 State Highway 248
         Branson, MO 65616-9226

         Merrill Lynch Pierce Fenner & Pierce                         5.292%
         Attn: Book Entry
         4800 Deer Lake Drive East, 3rd Floor
         Jacksonville, FL 32246-6484

         As of January 1, 1996, the following shareholder of record owned 5% or more of the Missouri Tax Free Fund's outstanding Class B shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Merrill Lynch Pierce Fenner & Pierce                        24.325%
         Attn: Book Entry
         4800 Deer Lake Drive East, 3rd Floor
         Jacksonville, FL 32246-6484

         As of January 1, 1996, the following shareholders of record owned 5% or more of the Missouri Tax Free Fund's outstanding Class C shares:

         SHAREHOLDER OF RECORD                                       % OF CLASS

         Painewebber FBO                                             12.034%
         Dorothy K. Pruett Trustee
         Dorothy K. Pruett Revocable
         Trust UAD 7-10-92
         516 West 119th Terrace
         Kansas City, MO 64145-1043

         Painewebber FBO                                             10.369%
         Lorraine Wilder TTEE
         Lorraine Wilder Rev Tr
         U/A DTD 7-26-88
         444 1/2 Jackson
         Chillicothe, MO 64601

         Painewebber FBO                                              8.389%
         Jeannette M. Holz Trust
         Jeannette M. Holz TTEE
         U/A DTD 10/15/83
         Box 698
         Lake Ozark, MO 65049-0698

         Merrill Lynch Pierce Fenner & Pierce                         7.728%
         Attn: Book Entry
         4800 Deer Lake Drive East, 3rd Floor
         Jacksonville, FL 32246-6484

         Kathy D. Reise                                               6.202%
         6926 Broken Oak Drive
         Saint Louis, MO 63129

         Dorothy D. Atkins                                            5.849%
         4 Palmetto Dunes Court
         Ormond Beach, FL 32174

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian of all securities and cash of the FUND (the "Custodian"). The Custodian performs no investment management functions for the FUND, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the FUND.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the FUND.

         EKSC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the FUND.

         Except as otherwise stated in its prospectus or required by law, the FUND reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the FUND's prospectus, statement of additional information or in supplemental sales literature issued by the FUND or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

         The FUND's prospectus and statement of additional information omit certain information contained in the registration statement filed with the Commission, a copy of which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

         The FUND is one of 16 different investment companies in the Keystone America Family, which offers a range of choices to serve shareholder needs. In addition to the FUND, the Keystone America Family includes the following funds having the various investment objectives described below:

KEYSTONE BALANCED FUND II - Seeks current income and capital appreciation consistent with the preservation of capital.

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND - Seeks high level of current income, consistent with low volatility of principal, by investing in adjustable rate securities issued by the U.S. government, its agencies or instrumentalities.

KEYSTONE FUND OF THE AMERICAS - Seeks long term growth of capital through investments in equity and debt securities in North America (the United States and Canada) and Latin America (Mexico and South and central America.

KEYSTONE FUND FOR TOTAL RETURN - Seeks total return from a combination of capital growth and income from dividend paying quality common stocks, preferred stocks, convertible bonds, other fixed-income securities and foreign securities (up to 25%).

KEYSTONE GLOBAL OPPORTUNITIES FUND - Seeks long-term capital growth from foreign and domestic securities.

KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND - Seeks long term capital growth by investing primarily in equity securities.

KEYSTONE GOVERNMENT SECURITIES FUND - Seeks income and capital preservation from U.S. government securities.

KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. - Seeks capital appreciation by investment primarily in small and medium-sized companies in a relatively early stage of development that are principally traded in the over-the-counter market.

KEYSTONE INTERMEDIATE TERM BOND FUND - Seeks income, capital preservation and price appreciation potential from investment grade corporate bonds.

KEYSTONE OMEGA FUND - Seeks maximum capital growth from common stocks and securities convertible into common stocks.

KEYSTONE SMALL COMPANY GROWTH FUND II - Seeks long term capital growth through investments primarily in equity securities of companies with small market capitalizations.

KEYSTONE STATE TAX FREE FUND - A mutual fund consisting of five separate series of shares investing in different portfolio securities which seeks the highest possible current income, exempt from federal income taxes and applicable state taxes.

KEYSTONE STRATEGIC INCOME FUND - Seeks high yield and capital appreciation potential from corporate bonds, discount bonds, convertible bonds, preferred stock and foreign bonds (up to 25%).

KEYSTONE TAX FREE INCOME FUND - Seeks income exempt from federal income taxes and capital preservation from the four highest grades of municipal bonds.

KEYSTONE WORLD BOND FUND - Seeks total return from interest income, capital gains and losses and currency exchange gains and losses from investment in debt securities denominated in U.S. and foreign currencies.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

                        KEYSTONE CALIFORNIA TAX FREE FUND

GENERAL

         California's economy is the largest among the 50 states and one of the largest in the world. The State's population of over 32 million represents over 12% of the total U.S. population and grew by 27% in the 1980's. Total personal income in the State, at an estimated $703 billion in 1994, accounts for more than 12% of all personal income in the nation. Total employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.

         From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930's. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since the start of 1994; pre-recession job levels are expected to be reached in 1996. Unemployment, while higher than the national average, has come down significantly from the January, 1994 peak of 10%. Economic indicators show a steady recovery underway in California since the start of 1994, although the residential housing sector has been weaker than in previous recoveries. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.

CONSTITUTIONAL AND STATUTORY LIMITATIONS ON TAXES AND APPROPRIATIONS

         LIMITATION ON TAXES. Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

         Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

         Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed non-voter approved levy of "general taxes" that were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute called "Proposition 62" that imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

         APPROPRIATION LIMITS. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments. No limit is imposed on appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

         Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

         The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfers of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

         "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

         Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of
Article XIIIA or Article XIIIB on California municipal obligations. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or
Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

OBLIGATIONS OF THE STATE OF CALIFORNIA

         As of December 31, 1995, the State had approximately $18.3 billion of general obligation bonds outstanding, and $2.9 billion remained authorized but unissued. In addition, at June 30, 1995, the State had lease-purchase obligations, payable from the State's General Fund, of approximately $5.6 billion. State voters will have $5.0 billion of new bond authorizations on the March 26 1996 ballot, and additional bonds may be placed on the November 5, 1996 ballot. In fiscal year 1994-1995, debt service on general obligation bonds and lease-purchase debt was approximately 5.3% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

RECENT FINANCIAL RESULTS

         The principal sources of General Fund revenues in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). The State maintains a Special Fund for Economic Uncertainties," derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

         GENERAL. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently 35%).

         Since the start of 1990-91 Fiscal Year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will continue in future years with the expected need to increase capital and operating costs of the correctional system in response to a "Three Strikes" law enacted in 1994 which mandates life imprisonment for certain felony offenders.

         RECENT BUDGETS. As a result of these factors, among others, from the late 1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multi-billion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1994-95, including:

         * significant cuts in health and welfare program expenditures;

         * transfers of program responsibilities and some funding sources from the state to local governments, coupled with some reduction in mandates on local government;

         * transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

         * reduction in growth of support for higher education programs, coupled with increases in student fees;

         * revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

         * increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

         * various one-time adjustment and accounting changes.

         Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

         The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and 1994-95, which have reduced the accumulated budget deficit to around $600 million as of June 30, 1995. The 1996-97 Governor's Budget projects complete elimination of the deficit by June 30, 1996.

         A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the state's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the state to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments such as debt service on bonds and warrants.
         The state's cash condition became so serious in late spring of 1992 that the State Controller was required to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants (both forms of short-term cash flow financing) were issued in the period from June 1992 to July 1994, often needed to pay previously-maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the accumulated budget over the end of the fiscal year.

         The State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of its accumulated deficit to the 1995-96 fiscal year. In order to assure repayment of $4.0 billion of this borrowing which matures on April 25, 1996, the State enacted legislation (the "Trigger Law") which would lead to automatic, across-the-board budget cuts in General Fund expenditures if cash flow projections made at certain times deteriorated from estimates made in July 1994 when the borrowings were made. The State's cash position remained favorable enough during the 1994-95 fiscal year that the State Controller determined that no automatic budget cuts were needed in that year.

         CURRENT BUDGET. For the first time in four years, the State entered the 1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

         The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance projected that, after repaying the last of the carryover budget deficit, there would be a positive balance of less than $30 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1996.

         The Department of Finance projected cash flow borrowings in the 1995-96 Fiscal Year would be the smallest in many years, comprising about $2 billion of notes to be issued in April, 1996, and maturing by June 30, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department saw no further need for borrowing over the end of the fiscal year. The Department projected that available internal cash resources to pay State obligations would be about $1.9 billion at June 30, 1996. On October 15, the State Controller, in the last step in the trigger Law process, reported that projected cash resources in the General Fund during fiscal year 1995-96 would be large enough to again avoid the need for any automatic budget cuts. However, the Controller estimated that the State's cash position on June 30, 1996 would be about $500 million less than estimated by the Department of Finance.

         The principal features of the 1995-96 Budget Act, in addition to those noted above, were additional cuts in health and welfare expenditures (some of which are subject to approvals or waivers by the federal government); assumed further federal aid for illegal immigrant costs; and an increase in per-pupil funding for public schools and community colleges, the first such significant increase in four years.

         The Governor's Proposed Budget for the 1996-97 Fiscal Year (the Governor's Budget), released on January 10, 1996, updated financial projections for the current year. With the improved economic conditions, the Department of Finance projects $45.0 billion of General Fund revenues, and expenditures are projected to increase to $44.2 billion for FY 1995-96. The net results are projected to leave a budget reserve in the SFEU of about $40 million at June 30, 1996, thus finally repaying the accumulated deficits of the recession years.

         The Governor's Budget proposed General Fund spending in 1996-97 of $45.2 billion, with revenues of $45.6 billion, leaving a budget reserve in the SFEU of about $400 billion. The Governor has again proposed a three-year phased 15% reduction of personal income and corporate tax rates. The Governor's Budget also assumes implementation of certain previously-approved cuts in health and welfare costs, adoption of further cuts in welfare payments, and receipt of new federal aid for illegal immigrant costs. The Governor's Budget proposed increased expenditures for K-12 school aid, higher education, and corrections. The Governor's budget projects annual cash flow borrowing of about $3.2 billion.

         The State's financial difficulties for the current and upcoming years will result in continued pressure upon almost all local governments, particularly school districts and counties which depend on State aid. Despite efforts in recent years to increase taxes and reduce governmental expenditures, there can be no assurance that the State will not face budget gaps in the future.

BOND RATINGS

         State general obligation bonds are currently rated "A1" by Moody's and "A" by S&P. Both of these ratings were reduced from "AAA" levels which the State held until late 1991. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such obligations in the event of default.

LEGAL PROCEEDINGS

         The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues.

OBLIGATIONS OF OTHER ISSUERS

         OTHER ISSUERS OF CALIFORNIA MUNICIPAL OBLIGATIONS. There are a number of state agencies, instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

         STATE ASSISTANCE. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

         To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. At the start of the 1995-96 fiscal year, Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its $12 billion budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The County's debt was downgraded by Moody's and S&P in the summer of 1995. The Richmond Unified School District (Contra Cost County) entered bankruptcy proceedings in May 1991, but the proceedings have been dismissed.

         ORANGE COUNTY. On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments causing a liquidity crisis for the Pools and the County. More than 200 other public entities, most but not all located in the County, were also depositors in the Pools. The County estimated the Pools' loss at about $1.7 billion, or 22% of its initial deposits of around $7.5 billion. Many of the entities which kept money in the Pools (Pool participants), including the County, faced cash flow difficulties, suffered ratings adjustments, and implemented cuts in personnel and programs. Some obligations of the County and certain other Pool participants had technical defaults, or were rescheduled. The bankruptcy court has approved a settlement agreement between the county and most of the other Pool participants which provided about 80% (90% in the case of school districts) return of cash invested, with the balance to be repaid over time, including from potential recoveries in lawsuits. The County has implemented a financial recovery plan which includes significant personnel cuts, and refinancing of current debts using new funds transferred to the County from certain other local governments pursuant to special legislation adopted in late 1995.

         The State of California has no existing obligation with respect to any obligations or securities of the County or any of the other Pool participants. However, the State may be obligated to intervene to ensure that school districts have sufficient funds to operate, or to maintain certain county-administered state programs. As of January 1, 1996, no school districts which were Pool participants had become insolvent.

         ASSESSMENT BONDS. California municipal obligations that are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land that is undeveloped at the time of issuance, but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

         CALIFORNIA LONG-TERM LEASE OBLIGATIONS. Certain California long-term lease obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

         Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a State receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case has subsequently been settled. Any judgment in a similar case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

OTHER CONSIDERATIONS

         The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

         Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

         Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity that increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

         The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes or other revenue raising measures or that either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California municipal obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal obligations.

         Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates;
(ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State governments to appropriate sufficient funds within their respective budget limitations.

                         KEYSTONE MISSOURI TAX FREE FUND

GENERAL

         Missouri's economy includes manufacturing, commerce, trade, services, agriculture, tourism and mining. The State's economy is diversified and closely resembles that of the nation's although growth prospects are less favorable than in the past. It is the nation's fifteenth largest state. The State employment sectors, services, trade and manufacturing, also account for the primary sources of national employment. Recent growth in the manufacturing sector has outpaced the nation as a whole. Labor force growth has remained steady, totaling 2.65 million in 1993, up from 2.3 million in 1980. Through the 1980's and early 1990's the State's unemployment rate essentially mirrored that of the nation; however, adverse changes in military appropriations, which play an important role in the State's economy, could contribute to a significant increase in unemployment. In 1991, according to the Bureau of Labor Statistics, the State ranked fifteenth among the states in unadjusted nonagricultural employment and estimated the November 1992 adjusted unemployment rate to be 4.9%, below the national rate of 7.2%. In August 1995, the State's unemployment rate was estimated to be 5.0% as against the national rate of 5.6%. In recent years, Missouri's wealth indicators have grown at a slower rate than national levels and in 1994 the State's per capita personal income was approximately 96.5% of the average for the nation as a whole.

         Missouri displayed strong fiscal performance during most of the 1980's. However, Missouri has recently experienced difficulties in balancing its budget as a result of increased expenses and declining sources of revenues. Other factors contributing to Missouri's weak fiscal position relate to the reduction of large manufacturing companies, including those in aerospace and the auto industry. The Missouri portions of the St. Louis and Kansas City metropolitan areas together contain over 50% of Missouri's population. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector, which may experience problems comparable to those which are occurring in other states. To the extent that any such problems intensify, there could possibly be an adverse impact on the overall economic condition of the State.

         Currently, general obligations of Missouri are rated "AAA," "Aaa" and "AAA," by S&P, Moody's and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

REVENUE AND LIMITATIONS THEREON

         Article X, Section 16-24 of the Constitution of Missouri (the "Hancock Amendment"), imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

         The State limit on taxes is tied to total State revenues for fiscal year 1980-81, as defined in the Hancock Amendment, adjusted annually in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri for certain designated periods. The details of the Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by
Section 18 of Article X by more than one percent, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri.

         The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

         When a local government unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

INDUSTRY AND EMPLOYMENT

         While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. During the 1970's, Missouri characteristically had a pattern of unemployment levels well below the national averages. However, since the 1980 to 1983 recession periods Missouri unemployment levels generally approximated or slightly exceeded the national average. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Missouri Fund and, consequently, the value of the shares of the Fund.

         The Missouri portions of the St. Louis and Kansas City metropolitan areas contain approximately 1,938,400 and 1,007,000 residents, respectively, constituting over fifty percent of Missouri's 1995 population census of approximately 5,237,820. St. Louis is an important site for banking and manufacturing activity, as well as a distribution and transportation center, with eight Fortune 500 industrial companies (as well as other major educational, financial, insurance, retail, wholesale and transportation companies and institutions) headquartered there. Kansas City is a major agribusiness center and an important center for finance and industry. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State of Missouri.

         Defense related business plays an important role in Missouri's economy. There are a large number of civilians employed at the various military installations and training bases in the state and recent action of the Defense Base Closure and Realignment Commission will result in the loss of a substantial number of civilian jobs in the St. Louis Metropolitan area. Further, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. The contractor receiving the largest dollar volume of defense contracts in the United States in 1994 was McDonnell Douglas Corporation. McDonnell Douglas Corporation is the State's largest employer, currently employing approximately 24,000 employees in Missouri. Recent changes in the levels of military appropriations and the cancellation of the A-12 program has affected McDonnell Douglas Corporation in Missouri and over the last four years it has reduced its Missouri work force by approximately 30%. There can be no assurances that there will be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected.

OTHER FACTORS

         Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty. Litigation continues on many issues, court orders are unpredictable, and school district spending patterns have proven difficult to predict. A recent Supreme Court decision favorable to the State may decrease the level of State funding required in the future, but the impact of this decision is uncertain. The State paid $282 million for desegregation costs in fiscal 1994 and for fiscal 1995 provided $315 million. This expense accounts for close to 7% of total state General Revenue Fund spending.

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                                   APPENDIX B
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         This Appendix is solely intended to provide additional investment information and is qualified in its entirety by the information and language contained in the Fund's prospectus.

                      CORPORATE AND MUNICIPAL BOND RATINGS

S&P CORPORATE AND MUNICIPAL BOND RATINGS

A.       MUNICIPAL NOTES

         An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

         Note ratings are as follows:

         1. SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2 - Satisfactory capacity to pay principal and interest.

         3. SP-3 - Speculative capacity to pay principal and interest.

B.       TAX EXEMPT DEMAND BONDS

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+" ).

C.       CORPORATE AND MUNICIPAL BOND RATINGS

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC AND C - Debt rated BB, B, CCC, CC AND C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D.       MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

         Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         CON. (---) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1, by Standard & Poor's Corporation (S&P), or PRIME-1 by Moody's Investors Service, Inc., (Moody's) or F-1 by Fitch Investors Services, Inc. (Fitch's); or, if not rated, will be issued by companies that have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

A.       S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1.A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2.A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

          1)   leading market positions in well-established industries;
          2)   high rates of return on funds employed;
          3) conservative capitalization structures with moderate reliance on debt and ample asset protection;
          4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
          5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

         Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks or of savings and loan associations, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and have at least $1 billion in deposits as of the date of their most recently published financial statements.

         The Funds will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the "World Bank", the Asian Development Bank or the Inter-American Development Bank. Additionally, the Funds do not currently intend to purchase foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by a Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

U.S. GOVERNMENT SECURITIES

         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.

         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in the securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

MUNICIPAL LEASE OBLIGATIONS

         Municipal lease obligations purchased primarily through Certificates of Participation ("CPOs") are used by state and local governments to finance the purchase of property, and function much like installment purchase obligations. The payments made by the municipality under the lease are used to repay interest and principal on the bonds issued to purchase the property. Once these lease payments are completed, the municipality gains ownership of the property for a nominal sum. The lessor is, in effect, a lender secured by the property being leased. A feature that distinguishes CPOs from municipal debt is that the lease that is the subject of the transaction must contain a "nonappropriation" or "abatement" clause. A nonappropriation clause provides that provides that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, being faced with increasingly tight budgets, therefore have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the government lessee does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. In most cases, however, the private sector value of the property will be less than the amount the government lessee was paying.
         Criteria considered by the rating agencies and Keystone in assessing the risk of appropriation include the issuing municipality's credit rating, evaluation of how essential the leased property is to the municipality and term of the lease compared to the useful life of the leased property. The Board of Trustees reviews the COPs held in each Fund's portfolio to assure that they constitute liquid investments based on various factors reviewed by Keystone and monitored by the Board. Such factors include (a) the credit quality of such securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of quality comparable to the ratings required for each Fund's investment, including an assessment of the likelihood that the leases will not be cancelled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by each Fund trade on the same basis and with the same degree of dealer participation as other municipal bonds of comparable credit rating or quality.

               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

         The Funds intend to enter into financial futures contracts as a hedge against changes in prevailing levels of interest rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by a Fund or as a hedge against changes in the prices of securities held by a Fund or to be acquired by a Fund. A Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest rates.

         For example, when a Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when a Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, a Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by doing so, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

         The Funds intend to engage in options transactions that are related to financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

         Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Funds' exposure to interest rate and/or market fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Funds do not intend to take delivery of the instruments underlying futures contracts they hold, the Funds do not intend to engage in such futures contracts for speculation.

FUTURES CONTRACTS

         Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify financial instruments or financially based indexes as the underlying commodity.

         U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

INTEREST RATE FUTURES CONTRACTS

         The sale of an interest rate futures contract creates an obligation by a Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by a Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determination is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, GNMA certificates, 90-day domestic bank certificates of deposit, 90-day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

INDEX BASED FUTURES CONTRACTS, OTHER THAN STOCK INDEX BASED

         It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed, the Funds will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Funds' portfolios.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Treasury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by a Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

         Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when a Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value, and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, a Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

         The FUND intends to enter into arrangements with its custodian and with Brokers to enable the initial margin of a Fund and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which a Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which a Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e. on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to a Fund.

         There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

OPTIONS ON FINANCIAL FUTURES

         The Funds intend to purchase call and put options on financial futures contracts and sell such options to terminate an existing position. Options on futures are similar to options on stocks except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

         The Funds intend to use options on financial futures contracts in connection with hedging strategies. In the future the Funds may use such options for other purposes.

PURCHASE OF PUT OPTIONS ON FUTURES CONTRACTS

         The purchase of protective put options on financial futures contracts is analogous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by a Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

PURCHASE OF CALL OPTIONS ON FUTURES CONTRACTS

         The purchase of call options on financial futures contracts represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock, which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on commodity futures contracts may be purchased to hedge against an interest rate increase or a market advance when a Fund is not fully invested.

USE OF NEW INVESTMENT TECHNIQUES INVOLVING FINANCIAL FUTURES CONTRACTS OR RELATED OPTIONS

         The Funds may employ new investment techniques involving financial futures contracts and related options. The Funds intend to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The FUND believes that no additional techniques have been identified for employment by the Funds in the foreseeable future other than those described above.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND RELATED OPTIONS ON SUCH FUTURES CONTRACTS

         A Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

         Each Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that a Fund owns, or futures contracts will be purchased to protect a Fund against an increase in the price of securities it intends to purchase. The Funds do not intend to enter into futures contracts for speculation.

         In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents equal to the market value of the futures contracts will be deposited in a segregated account with the FUND's custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

FEDERAL INCOME TAX TREATMENT

         For federal income tax purposes, a Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of a Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, a Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

RISKS OF FUTURES CONTRACTS

         Financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in a Fund's portfolio. In addition, futures contract transactions involve the remote risk that a party be unable to fulfill its obligations and that the amount of the obligation will be beyond the ability of the clearing broker to satisfy. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

         Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF OPTIONS ON FUTURES CONTRACTS

         In addition to the risks described above for financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. A Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to a Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.

Keystone California Insured Tax Free Fund

SCHEDULE OF INVESTMENTS--November 30, 1995
                              Coupon    Maturity     Principal      Market
                               Rate       Date        Amount         Value
 ----------------------------------------------------------------------------
MUNICIPAL BONDS (100.6%)
  Alameda County,
   California,
   Certificates of
   Participation, Santa
   Rita Jail Project
   (MBIA)                     5.700%   12/01/2014   $1,000,000    $1,011,650
  Beverly Hills,
   California, School
   District (MBIA)            5.750    05/01/2020      500,000       508,135
  California Housing
   Finance Agency, Home
   Mortgage, Series B         8.600    08/01/2019      250,000       263,727
  California State Public
   Works Board (AMBAC)        5.250    12/01/2013       40,000        39,582
  California State
   Universities and
   Colleges, San Diego
   State University
   (AMBAC)                    6.125    11/01/2024    1,000,000     1,051,110
  California Statewide
   Communities
   Certificates (AMBAC)       5.500    10/01/2014      400,000       400,064
  Corona, California,
   Redevelopment Agency,
   Tax Allocation,
   Refunding
   Redevelopment Project,
   Area A, Series A
   (FGIC)                     6.250    09/01/2016      500,000       528,180
  East Bay, California,
   Municipal Utilities,
   Water System (MBIA)        5.000    06/01/2021      300,000       279,969
  La Canada, California,
   Unified School
   District (FGIC)
   (effective yield
   6.35%)(b)                  0.000    08/01/2011      500,000       210,290
  Los Angeles, California,
   Community
   Redevelopment Agency
   Refunding, Tax
   Allocation (FSA)           6.500    12/01/2016      750,000       807,300
  Los Angeles, California,
   Convention and
   Exhibition Center
   Authority, Lease
   Refunding, Series A
   (MBIA)                     5.375    08/15/2018      240,000       236,429
  Los Angeles, California,
   Convention and
   Exhibition Center
   Authority, Lease
   Refunding, Series A
   (MBIA)                     5.125    08/15/2013      400,000       385,704
  Los Angeles, California,
   Convention and
   Exhibition Center
   Authority, Lease
   Refunding, Series A
   (MBIA)                     6.000    08/15/2010    1,000,000     1,052,740
  Los Angeles, California,
   Department of
   Airports, Series A
   (FGIC)                     5.500    05/15/2010      120,000       121,064
  Los Angeles, California,
   Wastewater Systems
   Revenue, Series B
   (MBIA)                     5.875    06/01/2024      680,000       694,906
  Los Angeles County,
   California,
   Metropolitan
   Transportation
   Authority, Sales Tax
   Revenue (AMBAC)            5.000    07/01/2025      350,000       327,512
  Los Angeles County,
   California,
   Metropolitan
   Transportation
   Authority, Sales Tax
   Revenue (AMBAC)            5.500    07/01/2017    1,000,000     1,000,400
  MSR Public Power Agency,
   California, San Juan
   Project, Series B
   (MBIA)                     6.750    07/01/2011      400,000       434,540
  Madera County,
   California,
   Certificates of
   Participation, Valley
   Children's Hospital
   (MBIA)                     6.250    03/15/2007      250,000       274,540
  Oakland, California,
   Redevelopment Agency,
   Tax Allocation,
   Central District
   Redevelopment (MBIA)       5.000    09/01/2021    1,000,000       939,410
  Oakland, California,
   Pensions, Series A
   (FGIC)                     7.600    08/01/2021    3,750,000     4,116,112
  Petaluma, California,
   City Joint High School
   District (MBIA)
   (effective yield
   5.70%)(b)                  0.000    08/01/2011    1,375,000       587,208
  Petaluma, California,
   City Joint High School
   District (MBIA)
   (effective yield
   5.75%)(b)                  0.000    08/01/2012    1,555,000       623,866
  Petaluma, California,
   City Joint High School
   District (MBIA)
   (effective yield
   5.80%)(b)                  0.000    08/01/2013    1,755,000       660,828
  Pleasant Hill,
   California, Joint
   Powers Financing,
   Capital Improvement
   Project, Series A
   (MBIA)                     5.250    12/01/2016      400,000       388,104
  Rancho, California,
   Water District
   Financing Authority,
   Series 1994 (MBIA)         5.000    08/15/2014      300,000       284,568
  Rio Linda, California,
   Unified School
   District, Series A
   (AMBAC)                    7.400    08/01/2010      725,000       852,745
  Sacramento, California,
   Municipal Utility
   District, Series D
   (FGIC)                     5.250    11/15/2012      650,000       636,305

  See Notes to Schedule of Investments.              (continued on next page)

MUNICIPAL BONDS
(continued)
  San Diego County,
   California, Water
   Authority, Water
   Revenue Certificates
   of Participation
   (FGIC)                     5.681%   04/23/2008   $1,100,000    $ 1,158,762
  San Joaquin Hills,
   California,
   Transportation
   Corridor Agency, Toll
   Road Revenue               7.000    01/01/2030      400,000        422,344
  San Jose, California,
   Redevelopment Tax
   Allocation (MBIA)          6.000    08/01/2015      980,000      1,058,067
  San Jose-Santa Clara,
   California, Water
   Financing Authority,
   Sewer Revenue, Series
   A (FGIC)                   5.375    11/15/2015    1,000,000        992,060
  San Mateo, Foster City,
   California, School
   District Capital
   Appreciation, Series C
   (FGIC) (effective
   yield 5.60%)(b)            0.000    09/01/2003      100,000         69,202
  Santa Ana, California,
   Financing Authority
   (MBIA)                     6.250    07/01/2015      300,000        332,895
  Santa Ana, California,
   Financing Authority
   (MBIA)                     6.250    07/01/2024    2,000,000      2,249,860
  Southern California
   Public Power
   Authority,
   Transmission Project
   Revenue (FSA)
   (effective yield
   7.30%)(b)                  0.000    07/01/2014    2,500,000        901,325
  Vista, California,
   Community Development
   Commision, Tax
   Allocation Revenue
   (MBIA)                     5.250    09/01/2015    2,000,000      1,942,240
  Walnut Creek,
   California,
   Certificates of
   Participation, John
   Muir Medical Center
   (MBIA)                     5.000    02/15/2016      700,000        654,269
  Walnut Valley,
   California, Unified
   School District,
   Series A (MBIA)            6.000    08/01/2014      190,000        203,275
  Yorba Linda, California,
   Redevelopment Agency
   Capital Appreciation
   (MBIA) (effective
   yield 5.80%)(b)            0.000    09/01/2016    1,000,000        305,500
  ---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost--$27,470,228)                          29,006,787
  ---------------------------------------------------------------------------
TEMPORARY TAX-EXEMPT INVESTMENTS (1.5%)
  Anaheim, California,
   Certificates of
   Participation (Cost
   $430,000)(a)               3.800    08/01/2019      430,000        430,000
  ---------------------------------------------------------------------------
TOTAL INVESTMENTS (Cost $27,900,228)(c)                            29,436,787
OTHER ASSETS AND LIABILITIES--NET (-2.1%)                            (604,208)
  ---------------------------------------------------------------------------
NET ASSETS (100.0%)                                               $28,832,579
  ---------------------------------------------------------------------------

NOTE TO SCHEDULE OF INVESTMENTS:

(a) Variable or floating rate instruments with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent according to the terms of the demand features.

(b) Effective yield (calculated at the date of purchase) is the annual yield at which the bond accretes until its maturity date.

(c) The cost of investments for federal income tax purposes amounted to $27,913,350. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at November 30, 1995 are as follows:

    Gross unrealized
      appreciation                  $1,525,781
    Gross unrealized
      depreciation                      (2,344)
                                      ---------
    Net unrealized appreciation     $1,523,437
                                      =========

LEGEND OF PORTFOLIO ABBREVIATIONS:
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Association

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout the period)
                                                February 1, 1994
                                   Year         (Commencement of
                                  Ended          Operations) to
                               November 30,       November 30,
                                   1995               1994
 ---------------------------------------------------------------
Net asset value, beginning
  of period                     $    8.70            $10.00
 ---------------------------------------------------------------
Income from investment
  operations:
Net investment income                0.49              0.44
Net realized and
  unrealized gain (loss)
  on investments and
  closed futures contracts           1.17             (1.30)
 ---------------------------------------------------------------
Total from investment
  operations                         1.66             (0.86)
 ---------------------------------------------------------------
Less distributions from:
Net investment income               (0.47)            (0.44)
In excess of net
  investment income                 (0.03)             0.00
 ---------------------------------------------------------------
Total distributions                 (0.50)            (0.44)
 ---------------------------------------------------------------
Net asset value, end of
  period                        $    9.86            $ 8.70
 ---------------------------------------------------------------
Total return (a)                    19.63%            (8.78%)(c)
Ratios/supplemental data
Ratios to average net
  assets:
   Total expenses (b)                0.72%(e)          0.41%(d)
   Net investment income             5.37%             5.53%(d)
Portfolio turnover rate               119%              104%
 ---------------------------------------------------------------
Net assets, end of period
  (thousands)                      $4,555            $3,006
 ---------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 1.31% and 1.66% (annualized) for the fiscal year ended November 30, 1995 and the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.69%.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout the period)

                                                           February 1, 1994
                                              Year         (Commencement of
                                              Ended         Operations) to
                                          November 30,       November 30,
                                              1995               1994
 --------------------------------------------------------------------------
Net asset value, beginning of period         $ 8.68             $10.00
 --------------------------------------------------------------------------
Income from investment operations:
Net investment income                          0.44               0.40
Net realized and unrealized
  gain (loss) on investments and
  closed futures contracts                     1.17              (1.28)
 --------------------------------------------------------------------------
Total from investment operations               1.61              (0.88)
 --------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.44)             (0.40)
In excess of net investment income            (0.03)             (0.04)
 --------------------------------------------------------------------------
Total distributions                           (0.47)             (0.44)
 --------------------------------------------------------------------------
Net asset value, end of period               $ 9.82             $ 8.68
 --------------------------------------------------------------------------
Total return (a)                              18.95%             (9.00%)(c)
Ratios/supplemental data
Ratios to average net assets:
 Total expenses (b)                            1.48%(e)           1.16%(d)
 Net investment income                         4.57%              4.83%(d)
Portfolio turnover rate                         119%               104%
 --------------------------------------------------------------------------
Net assets, end of period (thousands)       $22,743            $11,415
 --------------------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.36% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.45%.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout the period)
                                                     February 1, 1994
                                        Year         (Commencement of
                                        Ended         Operations) to
                                    November 30,       November 30,
                                        1995               1994
---------------------------------------------------------------------
Net asset value, beginning of
  period                               $ 8.68             $10.00
---------------------------------------------------------------------
Income from investment
  operations:
Net investment income                    0.43               0.39
Net realized and unrealized
  gain (loss) on investments
  and closed futures contracts           1.15              (1.29)
---------------------------------------------------------------------
Total from investment
  operations                             1.58              (0.90)
---------------------------------------------------------------------
Less distributions from:
Net investment income                   (0.43)             (0.39)
In excess of net investment
  income                                (0.03)             (0.03)
---------------------------------------------------------------------
Total distributions                     (0.46)             (0.42)
---------------------------------------------------------------------
Net asset value, end of period         $ 9.80             $ 8.68
---------------------------------------------------------------------
Total return (a)                        18.69%             (9.08%)(c)
Ratios/supplemental data
Ratios to average net assets:
   Total expenses (b)                    1.49%(e)           1.16%(d)
   Net investment income                 4.51%              4.96%(d)
Portfolio turnover rate                   119%               104%
---------------------------------------------------------------------
Net assets, end of period
  (thousands)                          $1,535               $624
---------------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before the expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.38% annualized for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.46%.

See Notes to Financial Statements.

Keystone California Insured Tax Free Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995

Assets (Notes 1 and 4):
  Investments at market value (identified
    cost--$27,900,228)                                 $29,436,787
   Cash                                                      1,122
   Receivable for:
    Fund shares sold                                        30,261
    Interest                                               471,665
   Due from Investment Adviser                              32,086
   Unamortized organization expenses                         4,291
   Prepaid expenses                                             42
 ------------------------------------------------------------------
    Total assets                                        29,976,254
 ------------------------------------------------------------------
Liabilities (Notes 1, 2 and 4):
   Payable for:
    Investments purchased                                  977,460
    Fund shares redeemed                                    38,377
    Distribution to shareholders                           103,065
   Commissions payable to Principal Underwriter              2,244
   Accrued reimbursable expenses                             3,200
   Other accrued expenses                                   19,329
 ------------------------------------------------------------------
    Total liabilities                                    1,143,675
 ------------------------------------------------------------------
Net assets                                             $28,832,579
 ------------------------------------------------------------------
Net assets represented by (Note 1):
   Paid-in capital                                     $27,723,538
   Accumulated distributions in excess of net
    investment income                                      (27,037)
   Accumulated net realized gain (loss) on
    investments and closed futures contract               (400,481)
   Net unrealized appreciation (depreciation)
    on investments                                       1,536,559
 ------------------------------------------------------------------
    Total net assets                                   $28,832,579
 ------------------------------------------------------------------
Net asset value per share (Note 2):
   Class A Shares
    Net asset value of $4,554,679 / 462,058 shares
     outstanding                                             $9.86
    Offering price per share ($9.86 / 0.9525)
     (based on a sales charge of 4.75% of the
     offering price on November 30, 1995)                   $10.35
   Class B Shares
    Net asset value of $22,743,281 / 2,317,182
     shares outstanding                                      $9.82
   Class C Shares
    Net asset value of $1,534,619 / 156,535 shares
     outstanding                                             $9.80
 ------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 1995

Investment Income (Note 1):
  Interest                                               $1,241,768
 -------------------------------------------------------------------
Expenses (Notes 1, 2 and 4):
   Management fee                          $  113,353
   Transfer agent fees                         24,058
   Custodian fees                              34,925
   Accounting                                  19,921
   Auditing                                     5,342
   Legal                                       14,222
   Printing                                    19,075
   Registration fees                            5,582
   Organization expenses                        1,169
   Distribution Plan expenses                 158,568
   Miscellaneous expenses                       3,147
   Reimbursement from Investment Adviser     (122,277)
 -------------------------------------------------------------------
    Total expenses                            277,085
    Less: Expenses paid indirectly
     (Note 4)                                  (5,486)
 -------------------------------------------------------------------
    Net expenses                                            271,599
 -------------------------------------------------------------------
Net investment income                                       970,169
 -------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and futures contracts
  (Notes 1 and 3):
   Realized gain (loss) on:
    Investments sold                        1,017,407
    Closed futures contracts                 (346,168)
 -------------------------------------------------------------------
   Net realized gain (loss) on
    investments and closed futures
    contracts                                 671,239
 -------------------------------------------------------------------
   Net change in unrealized appreciation
   (depreciation) on:
      Investments                           1,970,314
      Futures contracts                       (87,875)
 -------------------------------------------------------------------
   Net change in unrealized appreciation
    (depreciation) on investments                         1,882,439
 -------------------------------------------------------------------
   Net realized and unrealized gain
    (loss) on investments and futures
    contracts                                             2,553,678
 -------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                            $3,523,847
 -------------------------------------------------------------------

Keystone California Insured Tax Free Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                         February 1, 1994
                                                         (Commencement of
                                         Year Ended       Operations) to
                                        November 30,       November 30,
                                            1995               1994
=========================================================================
Operations (Notes 1 and 3):
  Net investment income                  $   970,169       $   449,809
  Net realized gain (loss) on
   investments and closed futures
   contracts                                 671,239        (1,047,295)
  Net change in unrealized
   appreciation (depreciation) on
   investments                             1,882,439          (345,880)
-------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from operations      3,523,847          (943,366)
-------------------------------------------------------------------------
Distributions to shareholders from
  (Note 1):
  Net investment income
   Class A Shares                           (180,675)         (103,422)
   Class B Shares                           (746,674)         (327,857)
   Class C Shares                            (47,288)          (17,973)
  In excess of net investment
   income
   Class A Shares                            (12,433)                0
   Class B Shares                            (51,381)          (47,642)
   Class C Shares                             (3,254)           (2,036)
-------------------------------------------------------------------------
    Total distributions to
     shareholders                         (1,041,705)         (498,930)
-------------------------------------------------------------------------
Capital share transactions
  (Note 2):
  Proceeds from shares sold:
   Class A Shares                          1,987,577         3,653,153
   Class B Shares                         11,405,882        13,549,247
   Class C Shares                          1,005,793           942,116
  Payment for shares redeemed:
   Class A Shares                           (918,227)         (364,506)
   Class B Shares                         (2,323,287)       (1,189,908)
   Class C Shares                           (229,742)         (265,039)
  Net asset value of shares issued
   in reinvestment of dividends and
   distributions:
   Class A Shares                             45,806            19,906
   Class B Shares                            307,457           132,637
   Class C Shares                             24,916             8,952
-------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from capital share
 transactions                             11,306,175        16,486,558
-------------------------------------------------------------------------
    Total increase (decrease) in
       net assets                         13,788,317        15,044,262
Net assets:
  Beginning of period                     15,044,262                 0
-------------------------------------------------------------------------
  End of period [Including
   undistributed net investment
   income (accumulated
   distributions in excess of net
   investment income) as follows:
   November 1995--($27,037) and
   November 1994--$4,468] (Note 1)       $28,832,579       $15,044,262
-------------------------------------------------------------------------

See Notes to Financial Statements.

Keystone Missouri Tax Free Fund

SCHEDULE OF INVESTMENTS--November 30, 1995
                              Coupon     Maturity     Principal      Market
                               Rate        Date        Amount         Value
 -----------------------------------------------------------------------------
MUNICIPAL BONDS (96.4%)
  Butler County, Missouri,
   Public Facilities
   Authority                   6.500%   12/01/2014   $1,105,000    $1,191,720
  Cape Girardeau County,
   Missouri, Industrial
   Development Authority,
   Southeast Missouri
   Hospital Association        5.250    06/01/2016    1,750,000     1,667,540
  Chesterfield, Missouri,
   General Obligation          6.300    02/15/2013      830,000       889,511
  Clay County, Missouri,
   Public Building
   Authority                   7.000    05/15/2014    1,000,000     1,132,160
  Greene County, Missouri,
   Single Family Mortgage
   (effective yield
   6.53%)(b)                   0.000    03/01/2016    1,000,000       305,240
  Jackson County,
   Missouri, Single
   Family Mortgage
   Revenue (effective
   yield 11.25%)(b)            0.000    03/01/2015    3,750,000     1,243,575
  Missouri Higher
   Education, Loan
   Authority, Student
   Loan, Series D              6.750    02/15/2009      500,000       525,810
  Missouri Higher
   Education, Student
   Loan, Series A              5.450    02/15/2009      600,000       567,078
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority,
   Union Electric Co.
   Project                     5.450    10/01/2028      700,000       678,405
  Missouri State Fourth
   Building, Series A          5.500    04/01/2020    4,000,000     4,057,120
  Missouri State Health
   and Educational
   Facilities Authority,
   Barnes-Jewish Inc.          5.250    05/15/2012      500,000       485,845
  Missouri State Health
   and Educational
   Facilities Authority,
   BJC Health Systems,
   Series A                    6.500    05/15/2020      500,000       542,010
  Missouri State Health
   and Educational
   Facilities Authority,
   Bethesda Health Group,
   Project A                   7.500    08/15/2012    1,000,000     1,042,970
  Missouri State Health
   and Educational
   Facilities Authority,
   National Benevolent
   Association                 6.000    02/01/2024      750,000       717,608
  Missouri State Health
   and Educational
   Facilities Authority,
   Series AA                   6.250    06/01/2016    1,500,000     1,584,015
  Missouri State Housing
   Development
   Commission, Single
   Family, GNMA, Series A      7.125    12/01/2014      500,000       543,265
  Missouri State Regional
   Convention and Sports
   Project                     5.500    08/15/2013      950,000       942,229
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   Capital Appreciation
   Revolving Program, Series
   D effective yield
   6.25%)(b)                   0.000    01/01/2017      975,000       294,041
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   Capital Appreciation
   Revolving Program, Series
   D (effective yield
   6.25%)(b)                   0.000    01/01/2016      985,000       314,451
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   State Revolving
   Program, Series A           6.050    07/01/2015      250,000       261,910
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   State Revolving
   Program, Series B           5.800    01/01/2015      500,000       518,610
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   State Revolving
   Program, Series B           7.200    07/01/2016      600,000       696,984
  Missouri State
   Environmental
   Improvement and Energy
   Resource Authority, Water
   Pollution Control,
   State Revolving
   Program, Series E           5.625    07/01/2016      500,000       504,345
  Puerto Rico
   Commonwealth,
   Refunding (Capital
   Guaranty)                   6.450    07/01/2017      500,000       533,345
  Puerto Rico
   Commonwealth,
   Telephone Authority         5.400    01/01/2008      600,000       611,292

  See Notes to Schedule of Investments.          (continued on next page)

  Puerto Rico Electric
   Power Authority,
   Series Z                    5.250%   07/01/2021   $1,000,000    $   950,120
  Puerto Rico Electric
   Power Authority,
   Series T                    6.000    07/01/2016      300,000        307,641
  Puerto Rico Electric
   Power Authority,
   Series U                    6.000    07/01/2014      320,000        328,150
  Puerto Rico Electric
   Power Authority,
   Series Y                    6.500    07/01/2006    1,000,000      1,131,790
  St. Louis County,
   Missouri, Industrial
   Development Authority,
   Health Facilities
   Revenue, GNMA, Mother
   of Perpetual Help           6.400    08/01/2035      500,000        530,135
  St. Louis County,
   Missouri, Regional
   Convention and Sports
   Facility, Convention
   and Sports Project          5.750    08/15/2021      500,000        495,380
  St. Louis County,
   Missouri, Series D          5.650    02/01/2015      250,000        249,665
  St, Louis, Missouri,
   Industrial Development
   Authority, Sewer and
   Solid Waste Disposal
   Facilities                  5.875    11/01/2026    1,000,000      1,009,820
 -----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost--$25,009,224)                           26,853,780
 -----------------------------------------------------------------------------
TEMPORARY TAX-EXEMPT INVESTMENTS (2.4%)
  Missouri State Health
   and Educational
   Facilities Authority
   (a)                         3.650    12/01/2019      595,000        595,000
  Missouri Higher
   Education, Student
   Loan, Series A (a)          3.850    06/01/2017       75,000         75,000
 -----------------------------------------------------------------------------
TOTAL TEMPORARY TAX-EXEMPT INVESTMENTS (COST $670,000)                 670,000
 -----------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$25,679,224)(c)                            27,523,780
OTHER ASSETS AND LIABILITIES--NET (1.2%)                               343,940
 -----------------------------------------------------------------------------
NET ASSETS (100.0%)                                                $27,867,720
 -----------------------------------------------------------------------------

NOTE TO SCHEDULE OF INVESTMENTS:

(a) Variable or floating rate instruments with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent according to the terms of the demand features.

(b) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

(c) The cost of investments for federal income tax purposes amounted to $25,692,265. Gross unrealized appreciation and depreciation of investments, based on identified tax cost, at November 30, 1995 are as follows:

 Gross unrealized
  appreciation                  $1,831,515
 Gross unrealized
  depreciation                           0
                                  ---------
Net unrealized appreciation     $1,831,515
                                  =========

LEGEND OF PORTFOLIO ABBREVIATIONS

GNMA--Government National Mortgage Association

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS A SHARES
(For a share outstanding throughout the period)

                                                         February 1, 1994
                                                         (Commencement of
                                         Year Ended       Operations) to
                                        November 30,       November 30,
                                            1995               1994
-------------------------------------------------------------------------
Net asset value, beginning of
  period                                      $8.72           $10.00
-------------------------------------------------------------------------
Income from investment operations:
Net investment income                          0.50             0.44
Net realized and unrealized gain
  (loss) on investments and closed
  futures contracts                            1.19            (1.28)
-------------------------------------------------------------------------
Total from investment operations               1.69            (0.84)
-------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.47)           (0.44)
In excess of net investment income            (0.03)            0.00(e)
-------------------------------------------------------------------------
Total distributions                           (0.50)           (0.44)
-------------------------------------------------------------------------
Net asset value, end of period                $9.91           $ 8.72
-------------------------------------------------------------------------
Total return (a)                              19.86%           (8.55%)(c)
Ratios/supplemental data
Ratios to average net assets:
   Total expenses (b)                          0.72%(f)         0.43%(d)
   Net investment income                       5.26%            5.38%(d)
Portfolio turnover rate                          74%              25%
-------------------------------------------------------------------------
Net assets, end of period
  (thousands)                                $4,848           $3,581
-------------------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before expense reimbursement, the "Ratio of total expenses to average net assets" would have been 1.32% and 1.54% (annualized) for the fiscal year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return indicated is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) Amount represents less than $0.01 per share.

(f) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 0.69%.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS B SHARES
(For a share outstanding throughout the period)

                                                         February 1, 1994
                                                         (Commencement of
                                         Year Ended       Operations) to
                                        November 30,       November 30,
                                            1995               1994
-------------------------------------------------------------------------
Net asset value, beginning of
  period                                   $8.67              $10.00
-------------------------------------------------------------------------
Income from investment operations:
Net investment income                       0.44                0.40
Net realized and unrealized gain
  (loss) on investments and closed
  futures contracts                         1.15               (1.29)
-------------------------------------------------------------------------
Total from investment operations            1.59               (0.89)
-------------------------------------------------------------------------
Less distributions from:
Net investment income                      (0.43)              (0.40)
In excess of net investment income         (0.03)              (0.04)
-------------------------------------------------------------------------
Total distributions                        (0.46)              (0.44)
-------------------------------------------------------------------------
Net asset value, end of period             $9.80              $ 8.67
-------------------------------------------------------------------------
Total return (a)                           18.79%              (9.06)(c)
Ratios/supplemental data
Ratios to average net assets:
   Total expenses (b)                       1.47%(e)            1.16%(d)
   Net investment income                    4.56%               4.70%(d)
Portfolio turnover rate                       74%                 25%
-------------------------------------------------------------------------
Net assets, end of period
  (thousands)                            $21,231             $12,906
-------------------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.08% and 2.49% (annualized) for year ended November 30, 1995 and for the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.44%.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS--CLASS C SHARES
(For a share outstanding throughout the period)

                                                         February 1, 1994
                                                         (Commencement of
                                         Year Ended       Operations) to
                                        November 30,       November 30,
                                            1995               1994
-------------------------------------------------------------------------
Net asset value, beginning of
  period                                  $    8.66           $10.00
-------------------------------------------------------------------------
Income from investment operations
Net investment income                          0.43             0.39
Net realized and unrealized gain
  (loss) on investments and closed
  futures contracts                            1.16            (1.29)
-------------------------------------------------------------------------
Total from investment operations               1.59            (0.90)
-------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.43)           (0.39)
In excess of net investment income            (0.03)           (0.05)
-------------------------------------------------------------------------
Total distributions                           (0.46)           (0.44)
-------------------------------------------------------------------------
Net asset value, end of period                $9.79           $ 8.66
-------------------------------------------------------------------------
Total return (a)                              18.78%           (9.25%)(c)
Ratios/supplemental data
Ratios to average net assets:
 Total expenses (b)                            1.46%(e)         1.15%(d)
 Net investment income                         4.56%            4.72%(d)
Portfolio turnover rate                          74%              25%
-------------------------------------------------------------------------
Net assets, end of period
  (thousands)                                $1,788           $1,045
-------------------------------------------------------------------------

(a) Excluding applicable sales charges.

(b) Figures are net of the expense reimbursement by Keystone in connection with the voluntary expense limitation. Before expense reimbursement, the "Ratio of total expenses to average net assets" would have been 2.07% and 2.60% (annualized) for the year ended November 30, 1995 and the period February 1, 1994 (Commencement of Operations) to November 30, 1994, respectively.

(c) Total return is calculated from February 1, 1994 (Commencement of Operations) to November 30, 1994.

(d) Annualized.

(e) "Ratio of total expenses to average net assets" for the year ended November 30, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratio would have been 1.44%.

See Notes to Financial Statements.

Keystone Missouri Tax Free Fund

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1995

Assets (Notes 1 and 4):
  Investments at market value (identified
    cost--$25,679,224)                                 $27,523,780
   Cash                                                        128
   Interest receivable                                     435,462
   Due from Investment Adviser                              34,400
   Unamortized organization expenses                         2,360
   Prepaid expenses                                             44
 ------------------------------------------------------------------
    Total assets                                        27,996,174
 ------------------------------------------------------------------
Liabilities (Notes 1, 2 and 4):
   Income distribution payable                             101,846
   Commissions payable to Principal Underwriter              2,474
   Accrued reimbursable expenses                             3,200
   Other accrued expenses                                   20,934
 ------------------------------------------------------------------
    Total liabilities                                      128,454
 ------------------------------------------------------------------
  Net assets                                           $27,867,720
 ------------------------------------------------------------------
Net assets represented by (Note 1):
   Paid-in capital                                     $26,732,969
   Accumulated distributions in excess of net
    investment income                                      (39,999)
   Accumulated net realized gain (loss) on
    investments  and closed futures contracts             (669,806)
   Net unrealized appreciation on investments            1,844,556
 ------------------------------------------------------------------
    Total net assets                                   $27,867,720
 ------------------------------------------------------------------
Net asset value per share (Note 2)
   Class A Shares
    Net asset value of $4,848,325 / 489,023 shares
     outstanding                                            $ 9.91
    Offering price per share ($9.91 / 0.9525)
     (based on a sales charge of 4.75% of the
     offering price November 30, 1995                       $10.40
   Class B Shares
    Net asset value of $21,230,965 / 2,166,339
     shares outstanding                                     $ 9.80
   Class C Shares
    Net asset value of $1,788,430 / 182,615 shares
     outstanding                                            $ 9.79
 ------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 1995

  -----------------------------------------------------------------
Investment Income (Note 1):
 Interest                                              $1,310,031
Expenses (Notes 1, 2 and 4):
 Management fee                          $  120,166
 Transfer agent fees                         33,338
 Custodian fees                              29,698
 Accounting                                  20,721
 Auditing                                     5,342
 Legal                                        9,825
 Printing                                    19,239
 Registration fees                           13,937
 Organization expenses                          592
 Distribution Plan expenses                 173,126
 Miscellaneous expenses                       3,782
 Reimbursement from Investment Adviser     (132,621)
 -----------------------------------------------------------------
  Total expenses                            297,145
  Less: Expenses paid indirectly
    (Note 4)                                 (5,258)
 -----------------------------------------------------------------
  Net expenses                                            291,887
 -----------------------------------------------------------------
Net investment income                                   1,018,144
 -----------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments and futures contracts
  (Notes 1 and 3)
Realized gain (loss) on:
 Investments                                (50,881)
 Closed futures contracts                  (354,300)
 -----------------------------------------------------------------
 Net realized gain (loss) on
   investments and closed futures
   contracts                                             (405,181)
 -----------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on:
  Investments                             3,182,450
  Futures contracts                         (94,156)
 -----------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                         3,088,294
 -----------------------------------------------------------------
 Net realized and unrealized gain
   (loss) on investments and closed
   futures contracts                                    2,683,113
 -----------------------------------------------------------------
 Net increase (decrease) in net assets
  resulting from operations                            $3,701,257
 -----------------------------------------------------------------

Keystone Missouri Tax Free Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                         February 1, 1994
                                                         (Commencement of
                                         Year Ended       Operations) to
                                        November 30,       November 30,
                                            1995               1994
=========================================================================
Operations (Notes 1 and 3):
  Net investment income                  $ 1,018,144       $   416,949
  Net realized gain (loss) on
   investments and closed futures
   contracts                                (405,181)         (253,329)
  Net change in unrealized
   appreciation (depreciation) on
   investments                             3,088,294        (1,243,738)
-------------------------------------------------------------------------
   Net increase (decrease) in net
    assets resulting from operations       3,701,257        (1,080,118)
-------------------------------------------------------------------------
Distributions to shareholders from
 (Note 1):
  Net investment income
   Class A Shares                           (153,289)          (58,702)
   Class B Shares                           (791,351)         (324,108)
   Class C Shares                            (73,504)          (34,139)
  In excess of net investment
   income
   Class A Shares                            (11,167)             (466)
   Class B Shares                            (57,652)          (58,892)
   Class C Shares                             (5,355)           (5,609)
-------------------------------------------------------------------------
  Total distributions to
   shareholders                           (1,092,318)         (481,916)
-------------------------------------------------------------------------
Capital share transactions
  (Note 2):
  Proceeds from shares sold:
   Class A Shares                          4,076,405         4,347,894
   Class B Shares                          7,170,581        14,457,771
   Class C Shares                            931,369         1,600,310
  Payment for shares redeemed-Class
   A Shares
   Class A Shares                         (3,330,599)         (570,413)
   Class B Shares                         (1,245,399)         (479,634)
   Class C Shares                           (414,529)         (448,097)
  Net asset value of shares issued
   in reinvestment of dividends and
   distributions:
   Class A Shares                            103,984            29,808
   Class B Shares                            392,566           144,139
   Class C Shares                             42,017            12,642
-------------------------------------------------------------------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions                      7,726,395        19,094,420
-------------------------------------------------------------------------
   Total increase (decrease) in net
    assets                                10,335,334        17,532,386
Net assets:
  Beginning of period                     17,532,386                 0
-------------------------------------------------------------------------
  End of period [Including
   accumulated distributions in
   excess of net investment income
   as follows:
   November 1995--($39,999) and
   November 1994--($7,792)]
     (Note 1)                            $27,867,720       $17,532,386
-------------------------------------------------------------------------

See Notes to Financial Statements.

FEDERAL TAX STATUS-FISCAL 1995 DISTRIBUTIONS
(Unaudited)

The per share distributions paid to you for fiscal 1995, whether taken in shares or cash, are as follows:

                          Tax-Exempt Income
                              Dividends
                      ------------------------
                      Class A          $0.50
                      ------------------------
                      Class B          $0.46
                      ------------------------
                      Class C          $0.46
                      ------------------------

In January 1996, we will send you complete information on distributions paid during the calendar year 1995 to assist you in completing your federal tax return.

Keystone State Tax Free Fund-Series II

NOTES TO FINANCIAL STATEMENTS
(1.) Significant Accounting Policies

Keystone State Tax Free Fund-Series II ("FUND") (formerly Keystone America State Tax Free Fund-Series II) was formed as a Massachusetts business trust on December 15, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The FUND currently offers shares of two separate non-diversified series evidencing interests in different portfolios of securities (individually the "Fund", collectively the "FUNDS"):
Keystone California Insured Tax Free Fund ("California Fund") (formerly Keystone America California Insured Tax Free Fund) and Keystone Missouri Tax Free Fund ("Missouri Fund") (formerly Keystone America Missouri Tax Free
Fund). The Funds had no operations prior to February 1, 1994.

Each Fund currently issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 4.75% payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge which varies depending on when shares were purchased and how long they are held. Class C shares are sold subject to a contingent deferred sales charge payable upon redemption within one year of purchase, and are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company (formerly Keystone Distributors, Inc.) ("KIDC"), the FUND's principal underwriter.

Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly Keystone Group, Inc.) ("KII"), a Delaware corporation. KII is privately owned by an investor group consisting of members of current and former members of management of Keystone and its affilates.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. Tax-exempt bonds are valued on the basis of valuations provided by a pricing service, approved by the Board of Trustees, that uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Non-tax-exempt securities for which market quotations are readily available are valued at the price quoted which, in the opinion of the Board of Trustees or their representative, most nearly represents their market value. Short-term investments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. All other securities and other assets are valued at fair value as determined in good faith using methods prescribed by the Board of Trustees.

B. When-issued or delayed-delivery transactions arise when securities or currencies are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in the value based upon changes in the level of interest rates and other market factors, both before and after delivery.

C. Each Fund may enter into currency and other financial futures contracts as a hedge against changes in interest or currency exchange rates. A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security, financial instrument, or, in the case of a stock index, cash at a set price on a future date. Upon entering into a futures contract, each Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by a Fund each day, as the value of the underlying instrument or index fluctuates, and are recorded for book purposes as unrealized gains or losses by the Fund. For federal tax purposes, any futures contracts which remain open at fiscal year-end are marked-to-market and the resultant net gain or loss is included in a Fund's federal taxable income. In addition to market risk, the Funds are subject to the credit risk that the other party will not complete the obligations of the contract.

D. Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are recorded on the identified cost basis. Interest income is recorded on the accrual basis. All premiums and original issue discounts are amortized/accreted for both financial reporting and federal income tax purposes.

E. Each Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Thus, each Fund is relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. Each Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

F. Organization expenses are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares are redeemed by any holder thereof during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

G. Each Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and to declare and distribute all net realized long-term capital gains, if any, at least annually. Distributions are determined in accordance with income tax regulations. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differences in the treatment of 12b-1 Distribution Plan charges and market discount of investment securities.

(2.) Capital Share Transactions

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the FUND were as follows:

                                                  February 1,
                                                      1994
                                                 (Commencement
                                   Year Ended          of
                                    November     Operations) to
                                       30,        November 30,
                                      1995            1994
 --------------------------------------------------------------
California Fund
Class A Shares
Shares sold                           210,863        382,583
Shares redeemed                       (99,402)       (39,080)
Shares issued in reinvestment
  of dividends and
  distributions                         4,943          2,151
 --------------------------------------------------------------
Net increase (decrease)               116,404        345,654
 --------------------------------------------------------------
Class B Shares
Shares sold                         1,223,780      1,429,334
Shares redeemed                      (254,280)      (129,251)
Shares issued in reinvestment
  of dividends and
  distributions                        33,291         14,308
 --------------------------------------------------------------
Net increase (decrease)             1,002,791      1,314,391
 --------------------------------------------------------------
Class C Shares
Shares sold                           107,136         99,167
Shares redeemed                       (25,172)       (28,249)
Shares issued in reinvestment
  of dividends and
  distributions                         2,687            966
 --------------------------------------------------------------
Net increase (decrease)                84,651         71,884
 --------------------------------------------------------------
Missouri Fund
Class A Shares
Shares sold                           429,776        467,351
Shares redeemed                      (362,420)       (60,027)
Shares issued in reinvestment
  of dividends and
  distributions                        11,139          3,204
 --------------------------------------------------------------
Net increase (decrease)                78,495        410,528
 --------------------------------------------------------------
Class B Shares
Shares sold                           769,123      1,523,789
Shares redeemed                      (134,192)       (50,032)
Shares issued in reinvestment
  of dividends and
  distributions                        42,162         15,489
 --------------------------------------------------------------
Net increase (decrease)               677,093      1,489,246
 --------------------------------------------------------------
Missouri Fund
Class C Shares
Shares sold                           101,419        167,136
Shares redeemed                       (44,088)       (47,712)
Shares issued in reinvestment
  of dividends and
  distributions                         4,503          1,357
 --------------------------------------------------------------
Net increase (decrease)                61,834        120,781
 --------------------------------------------------------------

Each Fund bears some of the cost of selling its shares under a Distribution Plan adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

Each Class A Distribution Plan provides for payments at an annual rate of up to 0.15% annually of the average daily net asset value of Class A shares to pay expenses for the distribution of Class A shares. Amounts paid by each Fund to KIDC under the Class A Distribution Plan are currently used to pay others (such as dealers) service fees at an annual rate of up to 0.15% of the average daily net asset value of Class A shares maintained by such others and remaining outstanding on the books of the Fund for specified periods.

Each Class B Distribution Plan provides for payments at an annual rate of 0.90% of the average daily net asset value of Class B shares to pay expenses for the distribution of Class B shares. Amounts paid by each Fund under the Class B Distribution Plan are currently used to pay others (such as dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.15% of the price paid for each Class B

Keystone State Tax Free Fund-Series II

share sold. Beginning approximately 12 months after the purchase of a Class B share, the dealer or other party will receive service fees at an annual rate of 0.15% of the average daily net asset value of the Class B shares maintained by such others and remaining outstanding on the Fund's books for specified periods. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased on or after June 1, 1995 at rates ranging from a maximum of 5.00% of amounts redeemed during the first twelve months following the date of purchase to 1.00% of amounts redeemed during the sixth twelve month period following the date of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from the month of purchase will automatically convert to Class A shares without a front end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

Each Class C Distribution Plan provides for payments at an annual rate of up to 0.90% of the average daily net asset value of Class C shares to pay expenses for the distribution of Class C shares. Amounts paid by each Fund under the Class C Distribution Plan are currently used to pay others (such as dealers) a commission at the time of purchase normally equal to 0.75% of the price paid for each share sold plus the first year's service fee in advance in the amount of 0.15% of the price paid for each Class C share. Beginning approximately 15 months after purchase, the dealer or other party will receive a commission at an annual rate of 0.75% (subject to applicable limitations imposed by a rule of the National Association of Security Dealers, Inc. ("NASD Rule")) plus service fees at the annual rate of 0.15%, respectively, of the average net asset value of each Class C share sold by such others and remaining outstanding on the Fund's books for specified periods.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, at the discretion of the Board of Trustees, payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

For the year ended November 30, 1995 the California Fund paid KIDC $5,342, $144,008 and $9,218 and the Missouri Fund paid $4,684, $154,093 and $14,349, pursuant to each Fund's respective Class A, Class B and C Class Distribution Plans.

Under the NASD Rule, the maximum uncollected amounts for which KIDC may seek payment from the FUND under its Class B Distribution Plans are $881,590 and $1,004,012 for shares purchased prior to June 1, 1995 and $503,630 and $226,290 for shares purchased on or after June 1, 1995, for the California Fund and the Missouri Fund, respectively, as of November 30, 1995. The maximum uncollected amounts for which KIDC may seek payment from the FUND under its Class C Distribution Plans are $94,402 and $123,873, respectively, for the California Fund and the Missouri Fund as of November 30, 1995.

Presently, the Fund's class-specific expenses are limited to Distribution Plan expenses incurred by a class of shares pursuant to its respective Distribution Plan.

(3.) Securities Transactions

As of November 30, 1995, the capital loss carryover for federal income purposes for the California Fund was $387,000 which expires in 2002; and the capital loss carryover for the Missouri Fund was $657,000 which expires as follows:
2002--$152,000 and 2003--$505,000.

Purchases and sales of investment securities, excluding short-term securities, for the year ended November 30, 1995 were as follows:

                            Cost of       Proceeds
                           Purchases     From Sales
----------------------------------------------------
California Fund          $35,705,748    $24,090,235
Missouri Fund            $21,413,118    $15,927,734

(4.) Investment Management Agreement and Other Transactions

Under the terms of the Investment Advisory and Management Agreement between Keystone and the FUND, dated December 15, 1993, Keystone provides investment management and administative services to each Fund. In return, Keystone is paid a management fee computed and paid daily. The management fee is calculated by applying percentage rates, which start at 0.55% and declining as net assets increase to 0.25% per annum, to the average daily net asset value of each Fund.

During the year ended November 30, 1995, the California Fund and the Missouri Fund paid or accrued to Keystone $113,353 and $120,166, respectively, for investment management and administrative service fees.

Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the FUND's transfer agent. During the year ended November 30, 1995, the California Fund and the Missouri Fund paid or accrued to KIRC $24,058, and $33,338, respectively, for transfer agent fees.

During the year ended November 30, 1995, the California Fund and the Missouri Fund paid or accrued to KII $19,921, and $20,721, respectively, for certain accounting services.

Keystone had voluntarily limited the expenses of Class A Shares of each Fund to 0.35% for the Fund's first six months, after which the expense limitation was increased by 0.10% per quarter until May 15, 1995 when expenses were limited to 0.75%; expenses for Class B and C shares were limited to 1.10% for each Fund's first six months, after which the expense limitations were similarly increased until May 15, 1995 when expenses were limited to 1.50%. These expense limitations will continue until December 31, 1995. Keystone will not be required to make such reimbursement to the extent it would result in the Fund's inability to qualify as a regulated investment company under the provisions of the Internal Revenue Code. In accordance with these expense limitations, Keystone reimbursed the California Fund and the Missouri Fund $122,277 and $132,621, respectively, for the year ended November 30, 1995. Keystone does not intend to seek repayment for these amounts.

The FUND has entered into an expense offset arrangement with its custodian. For the year ended November 30, 1995, the California Fund and the Missouri Fund paid custody fees in the amount of $29,439 and $24,440, respectively, and received a credit of $5,486 and $5,258, respectively, pursuant to the expense offset arrangement, resulting in a total expense of $34,925 and $29,698, respectively. The assets deposited with the custodian under this expense offset arrangement could have been invested in an income-producing asset.

Certain officers and/or Directors of Keystone are also officers and/or Trustees of the FUND. Officers of Keystone and affiliated Trustees receive no compensation directly from the FUND. Currently, the Independent Trustees of the FUND receive no compensation for their services.

Keystone State Tax Free Fund-Series II

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone State Tax Free Fund--Series II

We have audited the financial statements of Keystone California Insured Tax Free Fund and Keystone Missouri Tax Free Fund, portfolios of Keystone State Tax Free Fund -- Series II (formerly Keystone America State Tax Free Fund -- Series II) ("FUND"), including the schedules of investments as of November 30, 1995 and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from February 1, 1994 (Commencement of Operations) to November 30, 1994. These financial statements and financial highlights are the responsibility of the FUND's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone California Insured Tax Free Fund and Keystone Missouri Tax Free Fund, as of November 30, 1995, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the year then ended and for the period from February 1, 1994 to November 30, 1994 in conformity with generally accepted accounting principles.

                                                         KPMG Peat Marwick LLP

Boston, Massachusetts
January 5, 1996